  As filed with the Securities and Exchange Commission on April 28, 1999

                                               Securities Act File No. 333-15265
                                        Investment Company Act File No. 811-7899

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                ---------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                       [_]

                      Post-Effective Amendment No. 4                        [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                             [X]
                              Amendment No. 5
                        (Check appropriate box or boxes)

                                ---------------
                        Merrill Lynch Index Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

              800 Scudders Mill Road Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

      (Registrant's Telephone Number, Including Area Code) (609) 282-2800

                                 TERRY K. GLENN
                            800 Scudders Mill Road,
                          Plainsboro, New Jersey 08536
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

    Approximate Date of Proposed Offering: As soon as practicable after the effective date of the Registration Statement.

                                ---------------

                                   Copies to:

         Counsel for the Fund:
                                          Michael J. Hennewinkel, Esq.
        Joel H. Goldberg, Esq.           MERRILL LYNCH ASSET MANAGEMENT, L.P.
 SWIDLER BERLIN SHEREFF FRIEDMAN, LLP               P.O. Box 9011
 919 Third Avenue, New York, New York      Princeton, New Jersey 08543-9011
                 10022


                                ---------------

  It is proposed that this filing will become effective:

    [_] immediately upon filing pursuant to paragraph (b), or
    [_] 60 days after filing pursuant to paragraph (a)(i), or

    [X] on (April 30, 1999) pursuant to paragraph (b), or

    [_] on (date) pursuant to paragraph (a)(i)
    [_] 75 days after filing pursuant to paragraph (a)(ii)
    [_] on (date) pursuant to paragraph (a)(ii) of rule 485.

  If appropriate, check the following box:

  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                ---------------

    Merrill Lynch Index Trust has also executed this Registration Statement.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Prospectus
                                                            [LOGO] Merrill Lynch


               Merrill Lynch Index Funds, Inc.




                                                                  April 30, 1999

               This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

               The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents






                                                                           PAGE
[LOGO]
KEY FACTS
-------------------------------------------------------------------------------
The Merrill Lynch Index Funds at a Glance.................................... 3
Risk/Return Bar Chart........................................................ 8
Fees and Expenses........................................................... 12

[LOGO]
DETAILS ABOUT THE FUNDS
-------------------------------------------------------------------------------
How the Funds Invest........................................................ 15
Investment Risks............................................................ 20

[LOGO]
YOUR ACCOUNT
-------------------------------------------------------------------------------
How to Buy, Sell, Transfer and Exchange Shares.............................. 29
Participation in Merrill Lynch Fee-Based Programs........................... 33

[LOGO]
MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------
Merrill Lynch Asset Management.............................................. 36
Financial Highlights........................................................ 39

[LOGO]
FOR MORE INFORMATION
-------------------------------------------------------------------------------
Shareholder Reports................................................. Back Cover
Statement of Additional Information................................. Back Cover

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Key Facts




In an effort to help you better understand the many concepts involved in making an investment decision, we have defined highlighted terms in this prospectus in the sidebar.


Common Stock -- shares of ownership of a corporation.


Bonds -- debt obligations issued by corporations, governments and other issuers.

THE MERRILL LYNCH INDEX FUNDS AT A GLANCE
--------------------------------------------------------------------------------

What is each Fund's stated investment objective?
S&P 500 Index Fund

The investment objective of the S&P 500 Index Fund is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") as closely as possible before the deduction of Fund expenses. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the U.S.

Small Cap Index Fund

The investment objective of the Small Cap Index Fund is to match the performance of the Russell 2000 Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by smaller-capitalization U.S. companies in a wide range of businesses.

Aggregate Bond Index Fund

The investment objective of the Aggregate Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. The Aggregate Bond Index is composed primarily of dollar-denominated investment grade bonds of different types.

International Index Fund
The investment objective of the International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE GDP Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the U.S. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.

The weighting of the EAFE Index is based on the gross domestic product ("GDP") of each of the countries in the index.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Key Facts



What are each Fund's main investment strategies?

All Funds

Each Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of that Fund's index. Each Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the applicable index. A Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

Each Fund invests all of its assets in a Series of Merrill Lynch Index Trust that has the same goals as the Fund. All investments will be made at the level of the Series. This structure is sometimes called a "master/feeder" structure. Each Fund's investment results will correspond directly to the investment results of the underlying Series it invests in. For simplicity, this Prospectus uses the term "Fund" to include the underlying Series a Fund invests in. We cannot guarantee that the Funds will achieve their objectives.

S&P 500 Index Fund
The S&P 500 Index Fund invests in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The Fund may also invest in derivative instruments linked to the S&P 500. At times the Fund may not invest in all of the common stocks in the S&P 500 or, in the same weightings as in the S&P 500. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The Fund may also engage in securities lending.

Small Cap Index Fund
The Small Cap Index Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. The Fund may also engage in securities lending.

MERRILL LYNCH INDEX FUNDS, INC.

Maturity -- the time at which the principal amount of a bond is scheduled to be repaid.

Duration -- the sensitivity of a bond or bond portfolio to changes in interest rates.

Aggregate Bond Index Fund
The Aggregate Bond Index Fund invests in a statistically selected sample of bonds which are included in or correlated with the Aggregate Bond Index, and in derivative instruments linked to the Aggregate Bond Index. The Fund may not invest in all of the bonds in the Aggregate Bond Index, or in the same weightings as in the Aggregate Bond Index. The Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or prepayment risks from the levels of risks on the Aggregate Bond Index. The Aggregate Bond Index is composed of a variety of dollar-denominated investment grade bonds, including bonds issued by the U.S. government and foreign governments and their agencies, and bonds issued by U.S. or foreign companies, among others. The Fund may also engage in securities lending.

International Index Fund
The International Index Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund may not invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole. The Fund may also engage in securities lending.

What are the main risks of investing in the Funds?

As with any mutual fund, the value of each Fund's investments -- and therefore the value of a Fund's shares -- may go up or down. If the value of a Fund's investments goes down, you may lose money. Changes in the value of the S&P 500 Index Fund's, Small Cap Index Fund's and International Fund's equity investments may occur because a stock market is rising or falling or as the result of specific factors that affect particular investments.

The Aggregate Bond Index Fund's bond investments are subject to interest rate and credit risk. Interest rate risk is the risk that when interest rates go up, the value of debt instruments generally goes down. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter term securities. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.


MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Key Facts


Each Fund may invest in foreign securities to the extent foreign securities are represented in the index tracked by that Fund. Currently, the International Index Fund will invest primarily in foreign securities and the Aggregate Bond Index Fund will invest a portion of its assets in foreign securities. The Aggregate Bond Index Fund will invest only in dollar-denominated foreign securities, while the International Index Fund will invest principally in securities denominated in foreign currencies. The International Index Fund's and Aggregate Bond Index Fund's investments in foreign securities involve special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, the foreign securities in which the International Index Fund will invest are subject to significant changes in value due to exchange rate fluctuations.

The Funds are also subject to selection risk, which is the risk that a Fund's investments, which may not fully replicate the index, may perform differently from the securities in the index. Each Fund will attempt to be fully invested at all times, and will not hold a significant portion of its assets in cash. The Funds will generally not attempt to hedge against adverse market movements. Therefore, a Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while a Fund will attempt to track its target index as closely as possible, it will tend to underperform the index to some degree over time.

Each Fund is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, a Fund's risk is increased because each investment has a greater effect on the Fund's performance. This helps a Fund's performance when its investments are successful, but also hurts a Fund's performance when its investments are unsuccessful.

Who should invest?
The S&P 500 Index Fund may be an appropriate investment for you if you:

    . Want to invest in large U.S.
      companies

    . Are investing with long term
      goals, such as retirement or
      funding a child's education

MERRILL LYNCH INDEX FUNDS, INC.

    . In seeking to match the
      performance of the S&P 500, are
      willing to accept the risk that
      the value of your investment may
      decline

    . Are not looking for a
      significant amount of current
      income

The Small Cap Index Fund may be an appropriate investment for you if you:

    .  Want to invest in smaller
       capitalization U.S. companies
       and can accept the additional
       risk and volatility associated
       with stocks of these companies

    .  Are investing with long term
       goals, such as retirement or
       funding a child's education

    .  In seeking to match the
       performance of the Russell
       2000, are willing to accept the
       risk that the value of your
       investment may decline

    .  Are not looking for a
       significant amount of current
       income

The Aggregate Bond Index Fund may be an appropriate investment for you if you:

    .  In seeking to match the
       performance of the Aggregate
       Bond Index, are willing to
       accept a lower potential for
       capital appreciation

    .  Are looking for an investment
       that provides income

The International Index Fund may be an appropriate investment for you if you:

    .  Are looking for exposure to a
       variety of foreign markets and
       can accept the additional risk
       and volatility associated with
       foreign investing

    .  Are investing with long term
       goals, such as retirement or
       funding a child's education

    .  In seeking to match the
       performance of the EAFE Index,
       are willing to accept the risk
       that the value of your
       investment may decline

    .  Are not looking for a
       significant amount of current
       income

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Key Facts


RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares for each complete calendar year since the Fund's inception. The table compares the average annual total returns for each class of the Fund's shares for the periods shown with those of the S&P 500 Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

                                 Merrill Lynch
                          S&P 500 Index Fund - Class A
                              Annual Total Returns

                                   [GRAPHIC]

                                  1998 28.24%

During the period shown in the bar chart, the highest return for a quarter was 21.37% (quarter ended December 31, 1998) and the lowest return for a quarter was -10.04% (quarter ended September 30, 1998). The year-to-date return as of March 31, 1999 was 4.77%.

 Average Annual Total
 Returns (for the
 calendar year ended)          Past
 December 31, 1998           One Year  Since Inception
------------------------------------------------------
 S&P 500 Index FundClass A    28.24%      34.50%+
------------------------------------------------------
 Class D                      27.95%      34.17%+
------------------------------------------------------
 S&P 500*                     28.58%      34.84%
------------------------------------------------------

* The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.
 + Inception date is April 3, 1997.

MERRILL LYNCH INDEX FUNDS, INC.

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares for each complete calendar year since the Fund's inception. The table compares the average annual total returns for each class of the Fund's shares for the periods shown with those of the Russell 2000 Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

                                 Merrill Lynch
                         Small Cap Index Fund - Class A
                              Annual Total Returns

                                   [GRAPHIC]

                                  1998 -3.14%

During the period shown in the bar chart, the highest return for a quarter was 16.04% (quarter ended December 31, 1998) and the lowest return for a quarter was -20.05% (quarter ended September 30, 1998). The year-to-date return as of March 31, 1999 was -5.74%.

 Average Annual Total
 Returns (for the
 calendar year ended)            Past
 December 31, 1998             One Year Since Inception
-------------------------------------------------------
 Small Cap Index FundClass A    -3.14%      12.74%+
-------------------------------------------------------
 Class D                        -3.41%      12.47%+
-------------------------------------------------------
 Russell 2000 Index*            -2.55%      13.35%
-------------------------------------------------------

* This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Past performance is not predictive of future performance.
 + Inception date is April 9, 1997.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Key Facts


RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares for each complete calendar year since the Fund's inception. The table compares the average annual total returns for each class of the Fund's shares for the periods shown with those of the Lehman Brothers Aggregate Bond Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

                                 Merrill Lynch
                         Aggregate Bond Index - Class A
                              Annual Total Returns

                                   [GRAPHIC]

                                   1998 8.56%

During the period shown in the bar chart, the highest return for a quarter was 4.21% (quarter ended September 30, 1998) and the lowest return for a quarter was 0.33% (quarter ended December 31, 1998). The year-to-date return as of March 31, 1999 was -0.70%.

 Average Annual Total
 Returns (for the
 calendar year ended)                      Past
 December 31, 1998                       One Year Since Inception
-----------------------------------------------------------------
 Aggregate Bond IndexClass A              8.56%       10.41%+
-----------------------------------------------------------------
 Class D                                  8.29%       10.14%+
-----------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index*    8.69%       10.72%
-----------------------------------------------------------------

* This unmanaged market-weighted index is comprised of US Government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association and Investment-grade (rated BBB or better) corporate bonds. Past performance is not predictive of future performance.
+ Inception date is April 3, 1997.

MERRILL LYNCH INDEX FUNDS, INC.

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares for each complete calendar year since the Fund's inception. The table compares the average annual total returns for each class of the Fund's shares for the periods shown with those of the MSCI EAFE GDP Weighted Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

                                 Merrill Lynch
                       International Index Fund - Class A
                              Annual Total Returns

                                   [GRAPHIC]

                                  1998 25.65%

During the period shown in the bar chart, the highest return for a quarter was 20.84% (quarter ended December 31, 1998) and the lowest return for a quarter was -14.69% (quarter ended September 30, 1998). The year-to-date return as of March 31, 1999 was 2.33%.

 Average Annual Total
 Returns (for the
 calendar year ended)                Past
 December 31, 1998                 One Year Since Inception
-----------------------------------------------------------
 International Index FundClass A    25.65%     19.60%+
-----------------------------------------------------------
 Class D                            25.40%     19.32%+
-----------------------------------------------------------
 MSCI EAFE GDP Weighted Index*      26.71%     17.72%++
-----------------------------------------------------------

 * This unmanaged gross domestic product-weighted index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. Past performance is not predictive of future performance.
 +  Inception date is April 9, 1997.
++  Since March 31, 1997.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder fees -- these include sales charges which you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses -- expenses that cover the costs of operating the Fund.

Management Fee -- a fee paid to the Investment Adviser for managing the Fund.

Service (Account Maintenance) Fees -- fees used to compensate securities dealers for account maintenance activities.

FEES AND EXPENSES
--------------------------------------------------------------------------------

The Fund offers two different classes of shares, Class A and Class D shares. Although your money will be invested the same way no matter which class of shares you buy, Class D shares pay an ongoing account maintenance fee while Class A shares do not. Not everyone is eligible to buy Class A shares. Your Merrill Lynch Financial Consultant can help you determine whether you are eligible to buy Class A shares. See "How to Buy, Sell, Transfer and Exchange Shares," below.

The tables show the different fees and expenses that you may pay if you buy and hold each class of shares of each Fund. Future expenses may be greater or less than those indicated below.

                                 Class A Shares

 Shareholder Fees
 (fees paid
 directly from                            Aggregate
 your                S&P 500   Small Cap     Bond    International
 investment):       Index Fund Index Fund Index Fund  Index Fund
------------------------------------------------------------------
  Maximum Sales
  Charge (Load)
  imposed on
  purchases (as a
  percentage of
  offering price)     None       None       None         None
------------------------------------------------------------------
  Maximum Deferred
  Sales Charge
  (Load) (as a
  percentage of
  original
  purchase price
  or redemption
  proceeds,
  whichever is
  lower)              None       None       None         None
------------------------------------------------------------------
  Maximum Sales
  Charge (Load)
  imposed on
  Dividend
  Reinvestments       None       None       None         None
------------------------------------------------------------------
  Redemption Fee      None       None       None         None
------------------------------------------------------------------
  Exchange Fee        None       None       None         None
------------------------------------------------------------------
  Maximum Account
  Fee                 None       None       None         None
------------------------------------------------------------------
 Annual Fund
 Operating
 Expenses
 (expenses that
 are deducted
 from Fund
 assets)(a):
------------------------------------------------------------------
  Management
  Fee(b)(f)           0.05%      0.08%      0.06%        0.11%
------------------------------------------------------------------
  Distribution
  and/or Service
  (12b-1) Fees(c)     None       None       None         None
------------------------------------------------------------------
  Other Expenses
  (including
  transfer agency
  fees)(d)            0.15%      0.54%      0.20%        0.41%
------------------------------------------------------------------
  Administrative
  Fees(e)(f)          0.20%      0.22%      0.14%        0.24%
------------------------------------------------------------------
 Total Annual
 Fund Operating
 Expenses(f)          0.40%      0.84%      0.40%        0.76%
------------------------------------------------------------------

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Key Facts



                                Class D Shares

 Shareholder Fees
 (fees paid
 directly from                                  Aggregate
 your                      S&P 500   Small Cap     Bond    International
 investment):             Index Fund Index Fund Index Fund  Index Fund
------------------------------------------------------------------------
  Maximum Sales
  Charge (Load)
  imposed on
  purchases (as a
  percentage of
  offering price)           None       None       None         None
------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge
  (Load) (as a
  percentage of
  original
  purchase price
  or redemption
  proceeds,
  whichever is
  lower)                    None       None       None         None
------------------------------------------------------------------------
  Maximum Sales
  Charge (Load)
  imposed on
  Dividend Reinvestments    None       None       None         None
------------------------------------------------------------------------
  Redemption Fee            None       None       None         None
------------------------------------------------------------------------
  Exchange Fee              None       None       None         None
------------------------------------------------------------------------
  Maximum Account
  Fee                       None       None       None         None
------------------------------------------------------------------------
 Annual Fund
 Operating
 Expenses
 (expenses that
 are deducted
 from Fund
 assets)(a):
------------------------------------------------------------------------
  Management
  Fee(b)(f)                 0.05%      0.08%      0.06%        0.11%
------------------------------------------------------------------------
  Distribution
  and/or Service
  (12b-1) Fees(c)           0.25%      0.25%      0.25%        0.25%
------------------------------------------------------------------------
  Other Expenses
  (including
  transfer agency
  fees)(d)                  0.15%      0.54%      0.20%        0.42%
------------------------------------------------------------------------
  Administrative
  Fees(e)(f)                0.20%      0.22%      0.14%        0.24%
------------------------------------------------------------------------
  Total Annual
  Fund Operating
  Expenses(f)               0.65%      1.09%      0.65%        1.02%
------------------------------------------------------------------------

(a) Fees and expenses include the expenses of both the Fund and the Fund's pro rata share of the expenses of the Series it invests in.
(b) Paid by the Series.
(c) The Funds call the Service Fee an "Account Maintenance Fee." Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund Materials.
(d) Each Fund pays the Transfer Agent an annual fee at the annual rate of 0.05% of the Fund's average daily net assets for its services and is entitled to reimbursement for out-of-pocket expenses incurred by it under the Transfer Agency Agreement. For the fiscal year ended December 31, 1998, the S&P 500 Index Fund, the Small Cap Index Fund, the Aggregate Bond Index Fund and the International Index Fund paid the Transfer Agent fees totaling $555,448, $55,487, $276,277, and $90,656, respectively. The
    Investment Adviser provides accounting services to each Series at its cost. For the fiscal year ended December 31, 1998, the S&P 500 Index Series, the Small Cap Index Series, the Aggregate Bond Index Series and the International Index Series reimbursed the Investment Adviser $285,864, $38,573, $119,726 and $50,646, respectively, for accounting services. The Administrator provides account services to each Fund at its cost. For the fiscal year ended December 31, 1998, the S&P 500 Index Fund, the Small Cap Index Fund, the Aggregate Bond Index Fund and the International Index Fund reimbursed the Administrator $400, $1,200, $1,222 and $1,200, respectively, for accounting services.
(e) Paid by the Funds.
(f) In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or redeems shares. During the fiscal year ended December 31, 1998, the Investment Adviser waived management fees and

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Key Facts

 (Footnotes continued from previous page) reimbursed expenses totaling $85,841 for the Small Cap Index Series. During the fiscal year ended December 31, 1998, the Investment Adviser waived management fees totaling $2,537 and $87,182 for the Aggregate Bond Index Series and the International Index Series, respectively. During the fiscal year ended December 31, 1998, the Administrator waived administration fees totaling $62,952 and $57,566, for the S&P 500 Index Fund and the International Index Fund, respectively. For the fiscal year ended December 31, 1998, the Administrator waived administration fees and reimbursed expenses totaling $104,100 and $184,245 for the Small Cap Index Fund and Aggregate Bond Index Fund, respectively. Total Fund Operating Expenses in the fee table have been restated to assume the absence of any such reimbursement of expenses and/or waiver of fees because it may be discontinued or reduced by the Investment Adviser/Administrator at any time without notice. After such waivers and reimbursements, the total expense ratio was 0.39% for Class A shares and 0.64% for Class D shares of the S&P 500 Index Fund; 0.50% for Class A shares and 0.75% for Class D shares of the Small Cap Index Fund; 0.35% for Class A shares and 0.60% for Class D shares of the Aggregate Bond Index Fund; and 0.64% for Class A shares and 0.89% for Class D shares of the International Index Fund.

Examples:

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS A SHARES

                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------
 S&P 500 Index Fund      $ 41   $128    $224    $  505
-------------------------------------------------------
 Small Cap Index Fund    $ 86   $268    $466    $1,037
-------------------------------------------------------
 Aggregate Bond
  Index Fund             $ 41   $128    $224    $  505
-------------------------------------------------------
 International
  Index Fund             $ 78   $243    $422    $  942
-------------------------------------------------------

CLASS D SHARES

                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------
 S&P 500 Index Fund      $ 66   $208    $362    $  810
-------------------------------------------------------
 Small Cap Index Fund    $111   $347    $601    $1,329
-------------------------------------------------------
 Aggregate Bond
  Index Fund             $ 66   $208    $362    $  810
-------------------------------------------------------
 International
  Index Fund             $104   $325    $563    $1,248
-------------------------------------------------------


MERRILL LYNCH INDEX FUNDS, INC.

  ABOUT THE INVESTMENT ADVISER
  The Funds are managed by Merrill Lynch Asset Management.


HOW THE FUNDS INVEST
--------------------------------------------------------------------------------

All Funds
The Funds will not attempt to buy or sell securities based on Fund management's economic, financial or market analysis, but will instead employ a "passive" investment approach. This means that Fund management will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. A Fund will only buy or sell securities when Fund management believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that a Fund's portfolio turnover and trading costs will be lower than "actively" managed funds. However, the Funds have operating and other expenses, while an index does not. Therefore, each Fund will tend to underperform its target index to some degree over time.

Each Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index. A Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index and, accordingly, the investment objective of a Fund may be changed without shareholder approval. In addition to the investment strategies described below, each Fund may also invest in illiquid securities and repurchase agreements, and may engage in securities lending.

Each Fund will also invest in short term money market instruments as cash reserves to maintain liquidity. These instruments may include obligations of the U.S. Government, its agencies or instrumentalities, highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements. To the extent a Fund invests in short term money market instruments, it will generally also invest in options, futures or other derivatives in order to maintain full exposure to the index. The Funds will not invest in options, futures, other derivative instruments or short term money market instruments in order to lessen the Funds' exposure to common stocks as a defensive strategy, but will instead attempt to remain fully invested at all times.

S&P 500 Index Fund
The S&P 500 is composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Details About the Fund

  Market-Weighted Index -- an index in which the weighting of each security is based on its market capitalization. In a market-weighted index, changes in the price of a company with a large capitalization affect the level of the index more than changes in the price of a company with smaller market capitalization.

  Market Capitalization -- the number of a company's outstanding shares multiplied by a share's current market value. Market capitalization is a measure of a company's size.

common stocks publicly traded in the U.S. The S&P 500 is generally considered broadly representative of the performance of publicly traded U.S. large capitalization stocks. The S&P 500 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index's performance. Currently, the largest stocks in the S&P 500 have an effect on the performance of the index that is many times greater than the effect of the other stocks in the index. The stocks in the S&P 500 are chosen by the Standard & Poor's Rating Group ("S&P"), a division of the McGraw-Hill Companies, Inc. S&P chooses stocks for inclusion in the S&P 500 based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. S&P's selection of a stock for the S&P 500 does not mean that S&P believes the stock to be an attractive investment.

The Fund will normally invest in all 500 stocks in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. For example, if 5% of the S&P 500 is made up of the stock of a particular company, the Fund will normally invest approximately 5% of its assets in that company. This strategy is known as "full replication." However, when Fund management believes it would be cost efficient, Fund management is authorized to deviate from full replication and to instead invest in a statistically selected sample of the 500 stocks in the S&P 500 which has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the S&P 500 as a whole. Fund management may also purchase stocks not included in the S&P 500 when it believes that it would be a cost efficient way of approximating the S&P 500's performance to do so. If Fund management uses these techniques, the Fund may not track the S&P 500 as closely as it would if it were fully replicating the S&P 500.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the S&P 500. Derivatives allow the Fund to increase or decrease its exposure to the S&P 500 quickly and at less cost than buying or selling stocks. The Fund will invest in options, futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.


MERRILL LYNCH INDEX FUNDS, INC.

Small Cap Index Fund

The Russell 2000 is composed of the common stocks of the 1,001st through the 3000th largest U.S. companies by market capitalization, as determined by the Frank Russell Company. The stocks represented in the index are issued by small-capitalization (generally less than $1.5 billion) U.S. companies in a wide range of businesses. The Russell 2000 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index's performance. The Russell 2000 is generally considered broadly representative of the performance of publicly traded U.S. smaller-capitalization stocks. Frank Russell Company's selection of a stock for the Russell 2000 does not mean that Frank Russell Company believes the stock to be an attractive investment.

The Frank Russell Company updates the Russell 2000 once each year, at which time there may be substantial changes in the composition of the index (and consequently, significant turnover in the Fund). Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the index.

The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. Instead, the Fund may invest in a statistically selected sample of the stocks included in the Russell 2000. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Russell 2000 as a whole.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Details About the Fund

Mortgage Backed
Securities --
securities that
give their
holder the
right to
receive a
portion of
principal
and/or interest
payments made
on a pool of
residential or
commercial
mortgage loans.

Aggregate Bond Index Fund
The Aggregate Bond Index is a market-weighted index comprised of 6,500 dollar-denominated investment grade bonds with maturities greater than one year. The Aggregate Bond Index includes:

    . U.S. government and government
      agency securities

    . securities issued by
      supranational entities, such as
      the World Bank

    . securities issued by foreign
      governments and U.S. and foreign
      corporations

    . mortgage backed securities

Lehman Brothers' selection of a bond for the Aggregate Bond Index does not mean that Lehman Brothers believes the security to be an attractive investment.

The Fund may not invest in all of the bonds in the Aggregate Bond Index, or in the same weightings as in the Aggregate Bond Index. Instead, the Fund may invest in a statistically selected sample of bonds included in the Aggregate Bond Index, or in a statistically selected sample of bonds not included in the index but correlated with bonds that are in the index, and in derivative instruments linked to the Aggregate Bond Index. The Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or other risks from the levels of risks on the securities included in the Aggregate Bond Index. The Aggregate Bond Index Fund may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the index, and, accordingly, the Aggregate Bond Index Fund may have a higher portfolio turnover rate than the other Funds.

Because the Aggregate Bond Index is composed of investment grade bonds, the Fund will invest in corporate bonds rated investment grade (rated at least Baa3 by Moody's Investors Services, Inc. or BBB by Standard & Poor's Ratings Group), or if unrated, of comparable quality. The Fund may continue to hold a security that is downgraded below investment grade.

MERRILL LYNCH INDEX FUNDS, INC.

Pass through securities --securities that represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs).

Collateralized Mortgage Obligations --mortgage backed securities that divide the principal and interest payments collected on a pool of mortgages into several revenue streams with different priority rights to various portions of the underlying mortgage payments.

The Fund will usually invest a substantial portion of its assets in mortgage backed securities. Mortgage backed securities may be either pass through securities or collateralized mortgage obligations.

The Fund may also purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. This is when the Fund buys or sells securities with payment and delivery taking place in the future so that the Fund can lock in a favorable yield and price at the time of entering into the transaction. The Fund may also enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a future date from the same party. During the period between the Fund's sale of one security and purchase of a similar security, the Fund does not receive principal and interest on the securities sold. The Fund may also enter into standby commitment agreements in which the Fund is committed, for a stated period of time, to buy a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment, and the Fund is paid a commitment fee whether the security is issued or not.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with the performance of the Aggregate Bond Index. Derivatives may allow the Fund to increase or decrease its exposure to the Aggregate Bond Index quickly and at less cost than buying or selling bonds. The Fund may invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

International Index Fund
The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the U.S. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Details About the Fund


Kingdom. The weighting of the EAFE Index among these countries is based upon each country's gross domestic product, and not relative market capitalizations. The stocks in the EAFE Index are chosen by Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley chooses stocks for inclusion in the EAFE Index based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. The EAFE Index is generally considered broadly representative of the performance of stocks traded in the international markets. Morgan Stanley's selection of a stock for the EAFE Index does not mean that Morgan Stanley believes the stock to be an attractive investment.

The Fund may not invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as the EAFE Index. Instead, the International Index Fund may invest in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments correlated with countries within the EAFE Index.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with countries within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that a Fund's performance will be positive for any period of time.

MERRILL LYNCH INDEX FUNDS, INC.

S&P 500 Index Fund, Small Cap Index Fund and International Index Fund

Stock Market Risk -- Stock market risk is the risk that the stock markets will go down in value, including the possibility that the markets will go down sharply and unpredictably.

Aggregate Bond Index Fund
Interest Rate Risk -- Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Credit Risk -- Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Event Risk -- Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

Mortgage Backed Securities -- When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage backed securities will be paid off more quickly than originally anticipated and owners of these securities have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rates rise, however, fewer borrowers refinance and certain types of mortgage backed securities are paid off more slowly than originally anticipated, which causes the value of these securities to fall. This risk is known as "extension risk". Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may significantly reduce the value of certain mortgage backed securities.

Dollar Rolls -- Dollar Rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage. The Fund will engage in dollar rolls to enhance return and not for the purpose of borrowing.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Details About the Fund

Standby Commitment Agreements -- Standby commitment agreements involve the risk that the value of the security on the delivery date may be less than its purchase price.

When Issued Securities, Delayed Delivery Securities and Forward Commitments --
 When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs the Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.

Foreign Government Debt -- The Aggregate Bond Index Fund may invest in debt securities issued or guaranteed by foreign governments or their agencies. Investments in these securities subject the Fund to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its debt for various reasons, including cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no bankruptcy proceeding by which all or part of debt securities that a government entity has not repaid may be collected.

International Index Fund and Aggregate Bond Index Fund

Foreign Market Risk -- Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S.

Foreign Economy Risk -- The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade

MERRILL LYNCH INDEX FUNDS, INC.

barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or transfer a Fund's assets or income back into the U.S., or otherwise adversely affect a Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries.

Governmental Supervision and Regulation/Accounting Standards -- Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S.' securities laws do. For example, some foreign countries may have no laws or rules against insider trading (this is when a person buys or sells a company's securities based on "inside" non-public information about that company). Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the fund can earn on its investments.

International Fund

Currency Risk and Exchange Risk -- Securities in which the International Index Fund invests are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. Generally, when the U.S. dollar rises in value against a foreign currency, your investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Details About the Fund

foreign currency, your investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.

Certain Risks of Holding Fund Assets Outside the U.S. -- The International Index Fund generally holds the foreign securities and cash in which it invests outside the U.S. in foreign banks and securities depositories. Certain of such foreign banks and securities depositories may be recently organized or new to the foreign custody business and/or may have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it can be expected that it will be more expensive for the Fund to buy, sell, and hold securities in certain foreign markets than in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense to invest in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the U.S.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

MERRILL LYNCH INDEX FUNDS, INC.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

European Economic and Monetary Union ("EMU") -- A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU has established a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Funds invest, the Funds could be adversely affected:

    . If the transition to euro, or EMU
      as a whole, does not proceed as
      planned.

    . If a participating country
      withdraws from EMU.

    . If the computing, accounting and
      trading systems used by a Fund's
      service providers, or by other
      entities with which the Fund or
      its service providers do
      business, are not capable of
      recognizing the euro as a
      distinct currency.

Small Cap Index Fund
Small Cap -- Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small cap company may lose substantial value.

Small cap securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small caps securities requires a long-term view.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO]Details About the Fund


Futures -- exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

Forwards -- private contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

Options -- exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change in value of certain assets or an index) from another party at a specified price within a specified time period.

Swaps -- private contracts involving the obligation of each party to exchange specified payments, which may be based on the value of an index or asset, with the other party at specified times.

Indexed Securities -- debt obligations that return a variable amount of principal or interest based on the value of an index at a specified time.

All Funds
Selection Risk -- Selection risk is the risk that a Fund's investments, which may not fully replicate the index, may perform differently from the securities in the index.

Derivatives -- Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. The Fund may use the following types of derivative instruments including: futures, forwards and options, options on futures, swaps and indexed securities.

Derivatives are volatile and involve significant risks, which may include:

     Leverage risk -- the risk associ-
     ated with certain types of in-
     vestments or trading strategies
     (such as borrowing money to in-
     crease the amount of investments)
     that relatively small market
     movements may result in large
     changes in the value of an in-
     vestment. Certain investments or
     trading strategies that involve
     leverage can result in losses
     that greatly exceed the amount
     originally invested.

     Credit risk -- the risk that the
     counterparty (the party on the
     other side of the transaction) on
     a derivative transaction will be
     unable to honor its financial ob-
     ligation to a Fund.

     Currency risk -- the risk that
     changes in the exchange rate be-
     tween currencies will adversely
     affect the value (in U.S. dollar
     terms) of an investment.

     Liquidity risk -- the risk that
     certain securities may be diffi-
     cult or impossible to sell at the
     time that the seller would like
     or at the price that the seller
     believes the security is cur-
     rently worth.

The Funds may use derivatives for anticipatory hedging. Anticipatory hedging is a strategy in which a Fund uses a derivative to offset the risk that securities in which the Fund intends to invest will increase in value before the Fund has an opportunity to purchase the securities. The Funds will use derivatives for anticipatory hedging in order to gain exposure efficiently to their underlying indexes in the event the Funds receive cash inflows.

MERRILL LYNCH INDEX FUNDS, INC.

Borrowing and Leverage -- The Funds may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund's return.

Certain securities that a Fund buys may create leverage, including, for example, when issued securities, forward commitments and options.

Illiquid Securities -- Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If a Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

Restricted Securities -- Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that a Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. A Fund may get only limited information about the issuer, so may be less able to predict a loss. In addition, if Fund management receives material adverse non public information about the issuer, a Fund will not be able to sell the security.

Rule 144A Securities -- Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue.

Securities Lending -- Each Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to a Fund.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Details About the Fund



Short Sales -- A Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Your
Account


HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------

Each Fund offers two share classes, Class A shares and Class D shares. Each share class of a Fund represents an ownership interest in the same investment portfolio. Shares of each class of a Fund are offered without a sales charge or an ongoing distribution fee. Class D shares of each Fund pay an ongoing account maintenance fee of 0.25%.

Class A shares are offered only to certain investors including:

    . Participants in certain Merrill
      Lynch sponsored programs,
      including the Merrill Lynch
      Mutual Fund Adviser Program.

    . Certain employer sponsored
      retirement plans or savings plans.

    . Certain investors, including
      directors of Merrill Lynch mutual
      funds and Merrill Lynch
      employees.

    . TMA SM Managed Trusts.

    . Certain Merrill Lynch investment
      or central asset accounts may be
      eligible to purchase Class A
      shares.

    . Purchases using proceeds from
      sale of certain Merrill Lynch
      closed-end funds under certain
      circumstances.

Your Merrill Lynch Financial Consultant can help you determine whether you are eligible to buy Class A shares or to participate in any of these programs. If you are eligible to buy Class A shares, you should buy Class A since Class D shares are subject to an account maintenance fee, while Class A shares are not.

Each Fund's shares are distributed by Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc.

The chart below summarizes how to buy, sell, transfer and exchange shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-MER-FUND. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Your Account


                                           Information Important for You to
 If You Want To   Your Choices             Know
-------------------------------------------------------------------------------
 Buy Shares       Determine the amount of  The minimum initial investment for a
                  your investment          Fund is $1,000 for all accounts
                                           except:
                                           . $250 for certain Merrill Lynch
                                           fee-based programs
                                           . $100 for retirement plans
                                           (The minimums for initial
                                           investments may be waived under
                                           certain circumstances.)
           --------------------------------------------------------------------
                  Have your Merrill Lynch  The price of your shares is based on
                  Financial Consultant or  the next calculation of net asset securities dealer submit value after your order is placed.
                  your purchase order      Any purchase orders placed within
                                           fifteen minutes after the close of
                                           business on the New York Stock
                                           Exchange will be priced at the net
                                           asset value determined that day.
                                           Purchase orders placed after that
                                           time will be priced at the net asset
                                           value determined on the next
                                           business day. A Fund may reject any
                                           order to buy shares and may suspend
                                           the sale of shares at any time.
                                           Merrill Lynch may charge a
                                           processing fee to confirm a
                                           purchase. This fee is currently
                                           $5.35.
           --------------------------------------------------------------------
                  Or contact the Transfer  To purchase shares directly, call
                  Agent                    the Transfer Agent at 1-800-MER-FUND
                                           and request a purchase application.
                                           Mail the completed purchase
                                           application to the Transfer Agent at
                                           the address on the inside back cover
                                           of this prospectus.
-------------------------------------------------------------------------------
 Add to Your      Purchase additional      The minimum investment for
 Investment       shares                   additional purchases is $50 for all
                                           accounts except that retirement
                                           plans have a minimum additional
                                           purchase of $1.
                                           (The minimums for additional
                                           purchases may be waived under
                                           certain circumstances.)
           --------------------------------------------------------------------
                  Acquire additional       All dividends and capital gains
                  shares through the       distributions are automatically
                  automatic dividend       reinvested without a sales charge.
                  reinvestment plan
           --------------------------------------------------------------------
                  Participate in the       You may invest a specific amount on
                  automatic investment     a periodic basis through certain
                  plan                     Merrill Lynch investment or central
                                           asset accounts.
-------------------------------------------------------------------------------
 Transfer Shares  Transfer to a            You may transfer your Fund shares
 to Another       participating securities only to another securities dealer
 Securities       dealer                   that has entered into an agreement
 Dealer                                    with Merrill Lynch. All shareholder
                                           services will be available for the
                                           transferred shares. You may only
                                           purchase additional shares of Funds
                                           previously owned before the
                                           transfer. All future trading of
                                           these assets must be coordinated by
                                           the receiving firm.
                  Transfer to a            You must either:
                  non-participating        .Transfer your shares to an account
                  securities               with the Transfer Agent; or
                  dealer                   .Sell your shares.
-------------------------------------------------------------------------------

MERRILL LYNCH INDEX FUNDS, INC.

  If You Want To    Your Choices             Information Important for You to Know
-----------------------------------------------------------------------------------------------------
 Sell Your Shares   Have your Merrill Lynch  The price of your shares is based on the next
                    Financial Consultant or  calculation of net asset value after your order is securities dealer submit placed. For your redemption request to be priced at the
                    your sales order         net asset value on the day of your request, you must
                                             submit your request to your dealer within fifteen
                                             minutes after that day's close of business on the New
                                             York Stock Exchange (the New York Stock Exchange
                                             generally closes at 4:00 p.m. Eastern time). Any
                                             redemption request placed after that time will be priced
                                             at the net asset value at the close of business on the
                                             next business day. Dealers must submit redemption
                                             requests to the Fund not more than thirty minutes after
                                             the close of business on the New York Stock Exchange on
                                             the day the request was received.

                                             Securities dealers, including Merrill Lynch, may charge
                                             a fee to process a redemption of shares. Merrill Lynch
                                             currently charges a fee of $5.35. No processing fee is
                                             charged if you redeem shares directly through the
                                             Transfer Agent.

                                             The Fund may reject an order to sell shares under
                                             certain circumstances.
-----------------------------------------------------------------------------------------------------
                    Sell through the         You may sell shares held at the Transfer Agent by
                    Transfer Agent           writing to the Transfer Agent at the address on the
                                             inside back cover of this prospectus. All shareholders
                                             on the account must sign the letter and signatures must
                                             be guaranteed. If you hold stock certificates, return
                                             the certificates with the letter. The Transfer Agent
                                             will normally mail redemption proceeds within seven days
                                             following receipt of a properly completed request. If
                                             you make a redemption request before the Fund has
                                             collected payment for the purchase of shares, the Fund
                                             or the Transfer Agent may delay mailing your proceeds.
                                             This delay will usually not exceed ten days.

                                             If you hold share certificates, they must be delivered
                                             to the Transfer Agent before they can be converted.
                                             Check with the Transfer Agent or your Merrill Lynch
                                             Financial Consultant for details.
-----------------------------------------------------------------------------------------------------
 Sell Shares        Participate in a Fund's  You can choose to receive systematic payments from your
 Systematically     Systematic Withdrawal    Fund account either by check or through direct deposit
                    Plan                     to your bank account on a monthly or quarterly basis. If
                                             you have a Merrill Lynch CMA(R), CBA(R) or Retirement
                                             Account you can arrange for systematic redemptions of a
                                             fixed dollar amount on a monthly, bi-monthly, quarterly,
                                             semi-annual or annual basis, subject to certain
                                             conditions. Under either method you must have dividends
                                             and other distributions automatically reinvested. Ask
                                             your Merrill Lynch Financial Consultant for details.

-----------------------------------------------------------------------------------------------------

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Your Account


  If You Want To   Your Choices             Information Important for You to Know
---------------------------------------------------------------------------------------------------
 Exchange Your     Select the fund into     If you are a participant of certain Merrill Lynch fee-
 Shares            which you want to        based programs or certain retirement plans, you can
                   exchange. Be sure to     exchange your shares of a Fund for shares of many other
                   read that fund's         Merrill Lynch mutual funds.
                   prospectus






---------------------------------------------------------------------------------------------------

MERRILL LYNCH INDEX FUNDS, INC.

Net Asset Value -- the market value of a Fund's total assets after deducting liabilities, divided by the number of shares outstanding.


HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


When you buy shares, you pay the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. If an event occurs after the close of a foreign exchange that is likely to significantly affect the Fund's net asset value, "fair value" pricing may be used. This means that the Fund may value its foreign holdings at prices other than their last closing prices, and the Fund's net asset value will reflect this.

Generally, Class A shares will have a higher net asset value than Class D shares because Class A has lower expenses. Also dividends paid on Class A shares will generally be higher than dividends paid on Class D shares because Class A shares have lower expenses.

PARTICIPATION IN MERRILL LYNCH FEE-BASED PROGRAMS
--------------------------------------------------------------------------------

If you participate in certain fee-based programs offered by Merrill Lynch, you may be able to buy Class A shares or exchange other share classes for Class A shares of a Fund.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into Class D shares of a Fund or into a money market fund. Any redemption or exchange will be at net asset value.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Your Account

Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your Merrill Lynch Financial Consultant.

DIVIDENDS, CAPITAL GAINS AND TAXES
--------------------------------------------------------------------------------

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund will distribute net investment income at least annually. The Aggregate Bond Index Fund will distribute net investment income on a monthly basis. The Funds will distribute any net realized long or short-term capital gains annually. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. If your account is with Merrill Lynch and you would like to receive dividends in cash, contact your Merrill Lynch Financial Consultant. If your account is with the Transfer Agent and you would like to receive dividends and distributions in cash, contact the Transfer Agent.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax. The Funds intend to make distributions that will either be taxed as ordinary income or capital gains. Capital gains dividends received by individuals are generally taxed at different rates than ordinary income dividends.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the International Index Fund and the Aggregate Bond Index Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The International Index Fund expects to make an election that will generally require shareholders to include in income their share of foreign withholding taxes paid by the Fund.

MERRILL LYNCH INDEX FUNDS, INC.

BUYING A DIVIDEND

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Shareholders may be entitled to treat these taxes as taxes paid by them, and therefore, deduct such taxes in computing their taxable income or, in some cases, to use them as foreign tax credits against the U.S. income taxes otherwise owed.

By law, a Fund must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice.

Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

MERRILL LYNCH INDEX FUNDS, INC.

Management of the Fund [LOGO]


MERRILL LYNCH ASSET MANAGEMENT
--------------------------------------------------------------------------------


Merrill Lynch Asset Management, manages the underlying Series' investments and their business operations under the overall supervision of the Board of Trustees of Merrill Lynch Index Trust. The Investment Adviser has the responsibility for making all investment decisions for the Series.

The table below shows the fee earned by the Investment Adviser:

                                         Fee Rate for the fiscal year
                                           ended December 31, 1998
                             Contractual (reflects voluntary waiver,
Series                        Fee Rate        where applicable)
------                       ----------- ----------------------------
S&P 500 Index Series             .05%                .05%
Small Cap Index Series           .08%                  0%
Aggregate Bond Index Series      .06%                .06%
International Index Series       .11%                .04%

The Funds do not have an investment adviser since each Fund's assets are invested in its corresponding Series. The Funds have hired Merrill Lynch Asset Management as administrator of the Funds to provide administrative services.

The table below shows the fee earned by the Administrator:

                                       Fee Rate for the fiscal year
                                         ended December 31, 1998
                           Contractual (reflects voluntary waiver,
Fund                        Fee Rate        where applicable)
----                       ----------- ----------------------------
S&P 500 Index Fund             .20%                .19%
Small Cap Index Fund           .22%                  0%
Aggregate Bond Index Fund      .14%                .10%
International Index Fund       .24%                .19%

Merrill Lynch Asset Management is part of the Asset Management Group, which had approximately $515 billion in investment company and other portfolio assets under management as of March 1999. This amount includes assets managed for Merrill Lynch affiliates.

MERRILL LYNCH INDEX FUNDS, INC.

A Note About Year 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900 (commonly known as the "Year 2000 Problem"). The Funds could be adversely affected if the computer systems used by the Funds' management or other Fund service providers do not properly address this problem before January 1, 2000. The Funds' management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Funds' other service providers have told the Funds' management that they also expect to resolve the Year 2000 Problem, and the Funds' management will continue to monitor the situation as the year 2000 approaches. However, if the problem has not been fully addressed, the Funds could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Funds invest. This negative impact may be greater for companies in foreign markets, since they may be less prepared for the Year 2000 Problem than domestic companies and markets. If the companies in which the Funds invest have Year 2000 Problems, the Funds' returns could be adversely affected.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Management of the Fund

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

Unlike many other mutual funds, which directly buy and manage their own portfolio securities, the Funds seek to achieve their investment objectives by investing all their assets in the corresponding Series of the Merrill Lynch Index Trust. Investors in each Fund will acquire an indirect interest in the underlying Series.

Other "feeder" funds may also invest in the "master" Series. This structure may enable the Funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the master from different feeders may offset each other and produce a lower net cash flow.

A Fund may withdraw from the Series at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the Series.

Whenever the Series holds a vote of its feeder funds, a Fund will pass the vote through to its own shareholders.

MERRILL LYNCH INDEX FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the Funds' financial performance for the period April 3, 1997 to December 31, 1998, with respect to the S&P 500 Index Fund and the Aggregate Bond Index Fund and for the period April 9, 1997 to December 31, 1998, with respect to the Small Cap Index Fund and the International Index Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions.) This information has been au-dited by Deloitte & Touche LLP, whose reports, along with the Funds' financial statements, are included in the Funds' annual reports to shareholders, which is available upon request.

                               S&P 500 Index Fund

                                      Class A                      Class D
                            ---------------------------  ---------------------------
                                         For the Period               For the Period
                              For the    April 3, 1997+    For the    April 3, 1997+
                             Year Ended        to         Year Ended        to
 Increase (Decrease) in     December 31,  December 31,   December 31,  December 31,
 Net Asset Value                1998          1997           1998          1997
------------------------------------------------------------------------------------
 Per Share Operating Performance:
------------------------------------------------------------------------------------
 Net asset value,
 beginning of period          $  12.55      $  10.00       $  12.54      $  10.00
------------------------------------------------------------------------------------
 Investment income--net            .18           .11            .11           .11
------------------------------------------------------------------------------------
 Realized and unrealized
 gain on
 investments from the
 Series--net                      3.33          2.97           3.37          2.95
------------------------------------------------------------------------------------
 Total from investment
 operations                       3.51          3.08           3.48          3.06
------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income--net          (.16)         (.11)          (.14)         (.10)
  Realized gain on
  investments from the
  Series--net                     (.60)         (.42)          (.60)         (.42)
------------------------------------------------------------------------------------
 Total dividends and
 distributions                    (.76)         (.53)          (.74)         (.52)
------------------------------------------------------------------------------------
 Net asset value, end of
 period                       $  15.30      $  12.55       $  15.28      $  12.54
------------------------------------------------------------------------------------
 Total Investment Return:
------------------------------------------------------------------------------------
 Based on net asset value
 per share                       28.24%        30.80%++       27.95%        30.53%++
------------------------------------------------------------------------------------
 Ratios to Average Net Assets
------------------------------------------------------------------------------------
 Expenses, net of
 reimbursement#                    .39%          .40%*          .64%          .65%*
------------------------------------------------------------------------------------
 Expenses#                         .40%          .57%*          .65%          .82%*
------------------------------------------------------------------------------------
 Investment income--net           1.27%         1.71%*         1.00%         1.47%*
------------------------------------------------------------------------------------
 Supplemental Data:
------------------------------------------------------------------------------------
 Net assets, end of
 period (in thousands)        $682,669      $445,016       $435,256      $157,567
------------------------------------------------------------------------------------
 Portfolio turnover of
 the Series                      25.97%        24.31%         25.97%        24.31%
------------------------------------------------------------------------------------

 * Annualized
 + Commencement of operations.
++ Aggregate total investment return
 # Includes the Fund's share of the Series' allocated expenses.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Management of the Fund


FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                              Small Cap Index Fund

                                      Class A                      Class D
                            ---------------------------  ---------------------------
                                         For the Period               For the Period
                              For the       April 9,       For the       April 9,
                             Year Ended     1997+ to      Year Ended     1997+ to
 Increase (Decrease) in     December 31,  December 31,   December 31,  December 31,
 Net Asset Value                1998          1997           1998          1997
------------------------------------------------------------------------------------
 Per Share Operating Performance:
------------------------------------------------------------------------------------
 Net asset value,
 beginning of period          $ 12.28       $ 10.00        $ 12.28       $ 10.00
------------------------------------------------------------------------------------
 Investment income--net           .13           .10            .11           .09
------------------------------------------------------------------------------------
 Realized and unrealized
 gain (loss) on
 investments from the
 Series--net                     (.59)         2.60           (.60)         2.60
------------------------------------------------------------------------------------
 Total from investment
 operations                      (.46)         2.70           (.49)         2.69
------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income--net         (.13)         (.10)          (.11)         (.09)
  In excess of investment
  income--net                    (.01)           --++           --++          --++
  Realized gain on
  investments from the
  Series--net                   (1.41)         (.32)         (1.41)         (.32)
------------------------------------------------------------------------------------
 Total dividends and
 distributions                  (1.55)         (.42)         (1.52)         (.41)
------------------------------------------------------------------------------------
 Net asset value, end of
 period                       $ 10.27       $ 12.28        $ 10.27       $ 12.28
------------------------------------------------------------------------------------
 Total Investment Return:
------------------------------------------------------------------------------------
 Based on net asset value
 per share                      (3.14%)       27.04%+++      (3.41%)       26.87%+++
------------------------------------------------------------------------------------
 Ratios to Average Net Assets
------------------------------------------------------------------------------------
 Expenses, net of
 reimbursement#                   .50%          .52%*          .75%          .77%*
------------------------------------------------------------------------------------
 Expenses#                        .84%         1.00%*         1.09%         1.25%*
------------------------------------------------------------------------------------
 Investment income--net          1.14%         1.45%*          .88%         1.20%*
------------------------------------------------------------------------------------
 Supplemental Data:
------------------------------------------------------------------------------------
 Net assets, end of
 period (in thousands)        $18,122       $26,478        $30,941       $38,778
------------------------------------------------------------------------------------
 Portfolio turnover of
 the Series                     48.16%        16.45%         48.16%        16.45%
------------------------------------------------------------------------------------

  *Annualized
  +Commencement of operations.
 ++Amount is less than $.01 per share.
+++Aggregate total investment return
  #Includes the Fund's share of the Series' allocated expenses.

MERRILL LYNCH INDEX FUNDS, INC.

--------------------------------------------------------------------------------

                           Aggregate Bond Index Fund


                                      Class A                        Class D
                           ------------------------------ ------------------------------
                             For the     For the Period     For the     For the Period
                            Year Ended  April 3, 1997+ to  Year Ended  April 3, 1997+ to
 Increase (Decrease) in    December 31,   December 31,    December 31,   December 31,
 Net Asset Value               1998           1997            1998           1997
----------------------------------------------------------------------------------------
 Per Share Operating Performance:
----------------------------------------------------------------------------------------
 Net asset value,
 beginning of period         $  10.42       $  10.00        $ 10.42         $ 10.00
----------------------------------------------------------------------------------------
 Investment income--net           .64            .48            .61             .46
----------------------------------------------------------------------------------------
 Realized and unrealized
 gain on
 investments from the
 Series--net                      .23            .45            .23             .45
----------------------------------------------------------------------------------------
 Total from investment
 operations                       .87            .93            .84             .91
----------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income--net         (.64)          (.48)          (.61)           (.46)
  Realized gain on
  investments from the
  Series--net                    (.04)          (.03)          (.04)           (.03)
  In excess of realized
  gain on investments
  from the Series--net             --             --++           --              --++
----------------------------------------------------------------------------------------
 Total dividends and
 distributions                   (.68)          (.51)          (.65)           (.49)
----------------------------------------------------------------------------------------
 Net asset value, end of
 period                      $  10.61       $  10.42        $ 10.61         $ 10.42
----------------------------------------------------------------------------------------
 Total Investment Return:
----------------------------------------------------------------------------------------
 Based on net asset
 value per share                 8.56%          9.49%+++       8.29%           9.29%+++
----------------------------------------------------------------------------------------
 Ratios to Average Net Assets
----------------------------------------------------------------------------------------
 Expenses, net of
 reimbursement#                   .35%           .35%*          .60%            .60%*
----------------------------------------------------------------------------------------
 Expenses#                        .40%           .52%*          .65%            .77%*
----------------------------------------------------------------------------------------
 Investment income--net          5.99%          6.22%*         5.75%           5.98%*
----------------------------------------------------------------------------------------
 Supplemental Data:
----------------------------------------------------------------------------------------
 Net assets, end of
 period (in thousands)       $351,786       $251,140        $81,603         $56,134
----------------------------------------------------------------------------------------
 Portfolio turnover of
 the Series                     27.89%         86.58%         27.89%          86.58%
----------------------------------------------------------------------------------------

  *Annualized
  +Commencement of operations.
 ++Amount is less than $.01 per share.
+++Aggregate total investment return
  #Includes the Fund's share of the Series' allocated expenses.

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] Management of the Fund


FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------


                            International Index Fund


                                       Class A                        Class D
                            ------------------------------ ------------------------------
                              For the     For the Period     For the     For the Period
                             Year Ended  April 9, 1997+ to  Year Ended  April 9, 1997+ to
 Increase (Decrease) in     December 31,   December 31,    December 31,   December 31,
 Net Asset Value               1998##          1997           1998##          1997
-----------------------------------------------------------------------------------------
 Per Share Operating Performance:
-----------------------------------------------------------------------------------------
 Net asset value,
 beginning of period          $  10.56       $  10.00        $ 10.56         $ 10.00
-----------------------------------------------------------------------------------------
 Investment income--net            .15            .10            .13             .15
-----------------------------------------------------------------------------------------
 Realized and unrealized
 gain on
 investments from the
 Series--net                      2.52            .75           2.51             .67
-----------------------------------------------------------------------------------------
 Total from investment
 operations                       2.67            .85           2.64             .82
-----------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income--net          (.12)          (.12)          (.09)           (.10)
  In excess of investment
  income--net                     (.04)          (.02)          (.03)           (.01)
  Realized gain on
  investments from the
  Series--net                    (1.03)          (.15)         (1.03)           (.15)
-----------------------------------------------------------------------------------------
 Total dividends and
 distributions                   (1.19)          (.29)         (1.15)           (.26)
-----------------------------------------------------------------------------------------
 Net asset value, end of
 period                       $  12.04       $  10.56        $ 12.05         $ 10.56
-----------------------------------------------------------------------------------------
 Total Investment Return:
-----------------------------------------------------------------------------------------
 Based on net asset value
 per share                       25.65%          8.45%++       25.40%           8.22%++
-----------------------------------------------------------------------------------------
 Ratios to Average Net Assets
-----------------------------------------------------------------------------------------
 Expenses, net of
 reimbursement#                    .64%           .86%*          .89%           1.11%*
-----------------------------------------------------------------------------------------
 Expenses#                         .76%          1.10%*         1.02%           1.35%*
-----------------------------------------------------------------------------------------
 Investment income--net           1.26%          1.64%*         1.14%           1.67%*
-----------------------------------------------------------------------------------------
 Supplemental Data:
-----------------------------------------------------------------------------------------
 Net assets, end of
 period (in thousands)        $118,692       $115,190        $14,802         $20,536
-----------------------------------------------------------------------------------------
 Portfolio turnover of
 the Series                      34.63%         14.79%         34.63%          14.79%
-----------------------------------------------------------------------------------------

 *Annualized
 +Commencement of operations.
++Aggregate total investment return
 #Includes the Fund's share of the Series' allocated expenses.
##Based on average shares outstanding.

MERRILL LYNCH INDEX FUNDS, INC.

                           [FLOW CHART APPEARS HERE]


                        ------------------------------
                                   POTENTIAL
          _____________            INVESTORS          ____________
          |             Open an account (two options)             |
          |             ------------------------------            |
          1                                                       2
          |                                                       |
-----------------------                        --------------------------------
     MERRILL LYNCH                                        TRANSFER AGENT
  FINANCIAL CONSULTANT                            FINANCIAL DATA SERVICES, INC.
 OR SECURITIES DEALER                                     P.O. Box 45289
Advises shareholders on                        Jacksonville, Florida 32232-5289
their Fund investments.                           Performs recordkeeping and
-----------------------                               reporting services.
          |                                    --------------------------------
          |                                                       |
          |_______________________________________________________|
                                       |
                                       |
                ----------------------------------------------
                                  DISTRIBUTOR
                       MERRILL LYNCH FUNDS DISTRIBUTOR,
                A DIVISION OF PRINCETON FUNDS DISTRIBUTOR, INC.
                                 P.O. Box 9081
                       Princeton, New Jersey 08543-9081

                    Arranges for the sale of Fund shares.
                ----------------------------------------------
                                   |
                                   |
-----------------------            |             -----------------------------
        COUNSEL          ---------------------              CUSTODIAN
    SWIDLER BERLIN    ___      THE FUNDS      ___      FOR INTERNATIONAL
 SHEREIFF FRIEDMAN,LLP   The Board of Directors            INDEX FUND
   919 Third Avenue       oversees the Fund.      STATE STREET BANK AND TRUST
  New York, New York     ---------------------              COMPANY
        10022             |                 |      One Heritage Drive P2N
 Provides legal advice    |                 |    North Quincy, Massachusetts
    to the Funds.         | --------------- |                 02171
-----------------------   |  MERRILL LYNCH  |      Holds the Fund's assets
                          |   INDEX TRUST   |          for safekeeping.
-----------------------   |    Each Fund    |    -----------------------------
 INDEPENDENT AUDITORS     | invests all its |
 DELOITTE & TOUCHE, LLP   |   assets in a   |    -----------------------------
   117 Campus Drive       |  corresponding  |     CUSTODIAN FOR S&P 500 INDEX
 Princeton, New Jersey    |     series      |____ FUND, SMALL CAP INDEX FUND
      08540-6400      ____| --------------- |      AND AGGREGATE BOND INDEX
  Audits the financial    |                 |                FUND
statements of the Funds   |                 |    MERRILL LYNCH TRUST COMPANY
   on behalf of the       |                 |       800 Scudders Mill Road
    shareholders.         |                 |    Plainsboro, New Jersey 08536
-----------------------   |                 |    -----------------------------
                          |                 |
-----------------------   |                 |    -----------------------------
     ADMINISTRATOR        |                 |         INVESTMENT ADVISER
     MERRILL LYNCH        |                 |            MERRILL LYNCH
 ASSET MANAGEMENT, L.P.   |                 |___     ASSET MANAGEMENT, L.P.
 ADMINISTRATIVE OFFICES___                           ADMINISTRATIVE OFFICES
 800 Scudders Mill Road                              800 Scudders Mill Road
 Plainsboro, New Jersey                           Plainsboro, New Jersey 08536
         08536                                           MAILING ADDRESS
    MAILING ADDRESS                                       P.O. Box 9011
     P.O. Box 9011                                    Princeton, New Jersey
 Princeton, New Jersey                                     08543-9011
      08543-9011                                         Manages the Series'
Provides administrative                                 day-to-day activities.
services to the Fund's.                          ------------------------------
-----------------------

MERRILL LYNCH INDEX FUNDS, INC.

[LOGO] For More Information

                                                            [LOGO] Merrill Lynch

Shareholder Reports
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

A Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-MER-FUND.

Statement of Additional Information
The Funds' Statement of Additional Information contains further information about the Funds and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Funds at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Consultant or the Funds at the telephone number or address indicated above, if you have any questions.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

Investment Company Act file #811-7071
Code #19003-0499
(C)Merrill Lynch Asset Management, L.P.


Prospectus



            Merrill Lynch
            Index Funds, Inc.
                                                                  April 30, 1999

                      STATEMENT OF ADDITIONAL INFORMATION

                        Merrill Lynch Index Funds, Inc.

  P.O. Box 9011, Princeton, New Jersey 08543-9011 . Phone No. (609) 282-2800

                               ----------------

  Merrill Lynch Index Funds, Inc. (the "Corporation") currently consists of four portfolios or series: Merrill Lynch S&P 500 Index Fund ("S&P 500 Index Fund"), Merrill Lynch Small Cap Index Fund ("Small Cap Index Fund"), Merrill Lynch Aggregate Bond Index Fund ("Aggregate Bond Index Fund") and Merrill Lynch International Index Fund ("International Index Fund") (collectively, the "Funds," and each, a "Fund"). Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the series (collectively, the "Series," and each, a "Series") of Merrill Lynch Index Trust (the "Trust") that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved.

  Each Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of each Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets. The Funds' distributor is Merrill Lynch Funds Distributors, a division of Princeton Funds Distributor, Inc.

                               ----------------

  This Statement of Additional Information of the Funds is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated April 30, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling (800) 637-3863 or by writing the Funds at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information has been incorporated by reference into the Prospectus. The Funds' and Series' audited financial statements are incorporated in this Statement of Additional Information by reference to their 1998 annual reports to shareholders. You may request a copy of the annual reports at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                               ----------------

             Merrill Lynch Asset Management -- Investment Adviser
                Merrill Lynch Funds Distributor -- Distributor

                               ----------------

 The date of this Statement of Additional Information is April 30, 1999.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Investment Objectives and Policies........................................   2
 S&P Index Fund...........................................................   2
 Small Cap Index Fund.....................................................   2
 Aggregate Bond Index Fund................................................   3
 International Index Fund.................................................   4
 About Indexing and Management of the Funds...............................   4
 Other Investment Policies, Practices, and Risk Factors...................   5
 Portfolio Strategies Involving Options, Futures, Swaps, Indexed
  Instruments and Foreign Exchange Transactions...........................  13
 Risk Factors in Derivatives..............................................  15
 Additional Information Concerning the Indices............................  16
 Investment Restrictions..................................................  17
 Portfolio Turnover.......................................................  19
Management of the Funds...................................................  19
 Directors and Officers...................................................  19
 Compensation of Directors/Trustees.......................................  20
 Administration Arrangements..............................................  21
 Management and Advisory Arrangements.....................................  22
 Code of Ethics...........................................................  23
Purchase of Shares........................................................  24
 Account Maintenance Plan.................................................  24
Redemption of Shares......................................................  25
 Redemption...............................................................  25
 Repurchase...............................................................  26
Pricing of Shares.........................................................  26
 Determination of Net Asset Value.........................................  26
 Computation of Offering Price Per Share..................................  28
Portfolio Transactions and Brokerage......................................  28
 Transactions in Portfolio Securities.....................................  28
Shareholder Services......................................................  30
 Investment Account.......................................................  30
 Exchange Privilege.......................................................  31
 Retirement Plans.........................................................  31
 Automatic Investment Plans...............................................  31
 Automatic Dividend Reinvestment Plan.....................................  31
 Systematic Withdrawal Plan...............................................  32
Dividends and Taxes.......................................................  33
 Dividends................................................................  33
 Taxes....................................................................  33
 Tax Treatment of Options and Futures Transactions........................  34
 Special Rules for Certain Foreign Currency Transactions..................  35
 The Series...............................................................  35
Performance Data..........................................................  36
General Information.......................................................  38
 Description of Shares....................................................  38
 Independent Auditors.....................................................  39
 Custodian................................................................  39
 Transfer Agent...........................................................  39
 Legal Counsel............................................................  39
 Reports to Shareholders..................................................  40
 Shareholder Inquiries....................................................  40
 Additional Information...................................................  40
Financial Statements......................................................  40
Appendix.................................................................. A-1

                      INVESTMENT OBJECTIVES AND POLICIES


  The Corporation currently consists of four series: S&P 500 Index Fund, Small Cap Index Fund, Aggregate Bond Index Fund and International Index Fund. Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index.

  Each Fund will seek to achieve its objective by investing all of its assets in the series of Merrill Lynch Index Trust that has the same investment objective as the Fund. Each Fund's investment experience and results will correspond directly to the investment experience of the respective Series in which it invests. Thus, all investments will be made at the level of the Series. For simplicity, however, with respect to investment objective, policies and restrictions, this Statement of Additional Information, like the Prospectus, uses the term "Fund" to include the underlying Series in which the Fund invests. Reference is made to the discussion under "How the Funds Invest" in the Prospectus for information, with respect to each Fund's and each Series' investment objectives and policies. There can be no assurance that the investment objectives of the Funds will be achieved.

   The Funds' investment objectives are not fundamental policies and may be changed by the Board of Directors of the Corporation (the "Directors"), without shareholder approval. The Directors may also change the target index of any respective Fund if they consider that a different index would facilitate the management of the Fund in a manner which better enables the Fund to seek to replicate the total return of the market segment represented by the current index.

S&P 500 Index Fund

  The investment objective of the S&P 500 Index Fund is to match the performance of the Standard & Poor's(R) 500 Composite Stock Price Index (the "S&P 500") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch S&P 500 Index Series of the Trust ("S&P 500 Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the S&P 500 Index Fund.

  In seeking to replicate the total return of the S&P 500, the Investment Adviser generally will allocate the S&P 500 Index Fund's investments among common stocks in approximately the same weightings as the S&P 500. In addition, Merrill Lynch Asset Management, L.P. (the "Investment Adviser") may use options and futures contracts and other types of financial instruments relating to all or a portion of the S&P 500. At times the Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The S&P 500 Index Fund may also engage in securities lending. See "Other Types of Investments and Investment Techniques."

  The S&P 500 is composed of the common stocks of 500 large capitalization companies from various industrial sectors, most of which are listed on the New York Stock Exchange Inc. A company's stock market capitalization is the total market value of its outstanding shares. The S&P 500 represents a significant portion of the market value of all common stocks publicly traded in the United States.

Small Cap Index Fund

  The investment objective of the Small Cap Index Fund is to match the performance of the Russell 2000(R) Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Small Cap Index Series of the Trust ("Small Cap Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the Small Cap Index Fund.

  In seeking to replicate the total return of the Russell 2000, the Investment Adviser may not allocate the Small Cap Index Fund's investments among all of the common stocks in the Russell 2000, or in the same weightings as the Russell 2000. Instead, the Small Cap Index Fund may invest in a statistically selected sample of the stocks included in the Russell 2000 and other types of financial instruments. The Investment Adviser may use options and futures contracts and other types of financial instruments relating to all or a portion of the Russell 2000. The investments to be included in the Small Cap Index Fund will be selected so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks, and of the stocks underlying or otherwise related to the foregoing financial instruments, closely approximate those same factors in the Russell 2000, with the objective of reducing the selected investment portfolio's deviation from the performance of the Russell 2000 (this deviation is referred to as "tracking error"). The Small Cap Index Fund may also engage in securities lending. See "Other Types of Investments and Investment Techniques."

  The Russell 2000 is composed of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. A company's stock market capitalization is the total market value of its outstanding shares.

Aggregate Bond Index Fund

  The investment objective of the Aggregate Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Aggregate Bond Index Series of the Trust ("Aggregate Bond Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the Aggregate Bond Index Fund.

  In seeking to replicate the total return of the Aggregate Bond Index, the Investment Adviser may not allocate the Aggregate Bond Index Fund's investments among all of the bonds in the Aggregate Bond Index, or in the same weightings as the Aggregate Bond Index. Instead, the Aggregate Bond Index Fund may invest in a statistically selected sample of bonds included in the Aggregate Bond Index, or in a statistically selected sample of bonds not included in the index but correlated with bonds that are in the index, and in derivative instruments limited to the Aggregate Bond Index. The Investment Adviser may use options and futures contracts and other types of financial instruments relating to all or a portion of the Aggregate Bond Index. The Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration or credit quality similar to bonds in the index. The investments to be included in the Aggregate Bond Index Fund will be selected with the objective of reducing the selected investment portfolio's deviation from the performance of the Aggregate Bond Index (tracking error). Selection of bonds other than those included in the Aggregate Bond Index, or in different weightings from the Index, may result in levels of interest rate, credit or prepayment risks that differ from the levels of risks on the securities composing the Aggregate Bond Index. See "Risk Factors--Investments in Fixed-Income Securities." The Aggregate Bond Index Fund may also engage in securities lending. See "Other Types of Investments and Investment Techniques."

  The Aggregate Bond Index is composed primarily of dollar-denominated investment grade bonds in the following classes: U.S. Treasury and agency securities, U.S. corporate bonds, foreign corporate bonds, foreign sovereign debt (debt securities issued or guaranteed by foreign governments and governmental agencies), supranational debt (debt securities issued by entities, such as the World Bank, constituted by the governments of several countries to promote economic development) and mortgage-backed securities with maturities greater than one year. Corporate bonds contained in the Aggregate Bond Index represent issuers from various industrial sectors.

  The Aggregate Bond Index Fund may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government. The Aggregate Bond Index Fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. "Agency" securities may not be backed by the "full faith and credit" of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. "Agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

  Because the Aggregate Bond Index is composed of investment grade bonds, the Aggregate Bond Index Fund will invest in corporate bonds rated investment grade--i.e., those rated at least Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB--by Standard & Poor's Ratings Group ("S&P"), the equivalent by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of equal quality in the opinion of the Investment Adviser. Corporate bonds ranked in the fourth highest rating category, while considered "investment grade", have more speculative characteristics and are more likely to be downgraded than securities rated in the three highest ratings categories. In the event that the rating of a security in the Aggregate Bond Index Fund is lowered below Baa or BBB, the Aggregate Bond Index Fund may continue to hold the security. Such securities rated below investment grade are considered to be speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Descriptions of the ratings of bonds are contained in the Appendix.

  The Aggregate Bond Index Fund may also invest in other instruments that "pass through" payments on such obligations, such as collateralized mortgage obligations ("CMOs").

International Index Fund

  The investment objective of the International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE(R) GDP Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch International Index Series of the Trust ("International Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the International Index Fund.

  In seeking to replicate the total return of the EAFE Index, the Investment Adviser may not allocate the International Index Fund's investments among all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as the EAFE Index. Instead, the International Index Fund may invest in a statistically selected sample of the equity securities included in the EAFE Index and other types of financial instruments. In addition, the Investment Adviser may use options and futures contracts and other types of financial instruments relating to all or a portion of the EAFE Index. The investments to be included in the International Index Fund will be selected so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks, and of the stocks underlying or otherwise related to the foregoing financial instruments, closely approximate those same factors in the EAFE Index, with the objective of reducing the selected investment portfolio's deviation from the performance of the EAFE Index (tracking error). The International Index Fund may also engage in securities lending. See "Other Types of Investments and Investment Techniques."

  The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger capitalization companies in such markets. A company's stock market capitalization is the total market value of its outstanding shares. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom. The weighting of the EAFE Index among these countries is based upon gross domestic product (GDP). (Market capitalization is the basis for country weightings in another version of the EAFE Index. Using the GDP weighting tends to decrease the relative weighting of Japan and the United Kingdom while increasing the weighting of certain European countries, generally resulting in a more diversified EAFE Index.)

About Indexing and Management of the Funds

  About Indexing. The Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Fund's expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.

  Indexing and Managing the Funds. Each Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index (equity securities, in the case of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund (the "Equity Funds"), and fixed-income securities in the case of the Aggregate Bond Index Fund (the "Fixed-Income Fund")).

  Because each Fund seeks to replicate the total return of its respective index, generally the Investment Adviser will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, the Investment Adviser may omit or remove a security which is included in an index from the portfolio of a Fund if, following objective criteria, the Investment Adviser judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

  The Investment Adviser may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to a Fund or by a Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. The Investment Adviser will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, the Investment Adviser may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities' weightings in the target index.

  Each Fund's ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, taxes (including foreign withholding taxes, which will affect the International Index Fund and the Aggregate Bond Index Fund due to foreign tax withholding practices), changes in either the composition of the index or the assets of a Fund, and the timing and amount of Series investor contributions and withdrawals, if any. In addition, each Fund's total return will be affected by incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Fund's total return over periods of one year and longer will, on a gross basis and before taking into account expenses (incurred at either the Series or the Fund level) be within 10 basis points (a basis point is one one-hundredth of one percent (0.01%)) for the S&P 500 Index Fund, 100 basis points for the Small Cap Index Fund, 150 basis points for the International Index Fund, and 50 basis points for the Aggregate Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees and the Directors will consider alternative strategies for the Series and the Funds. Information regarding correlation of a Fund's performance to that of a target index may be found in the Funds' annual report.

Other Investment Policies, Practices and Risk Factors

  Cash Management. Generally, the Investment Adviser will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of the Investment Adviser, a portion of a Fund's assets may be invested in certain types of instruments with remaining maturities of 397 days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions ("U.S. Government Securities"); (ii) other fixed-income securities rated Aa or higher by Moody's or AA or higher by S&P or, if unrated, of comparable quality in the opinion of the Investment Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Adviser.

  Dollar Rolls. The Aggregate Bond Index Fund may enter into dollar rolls, in which the Aggregate Bond Index Fund will sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (the same type and coupon) securities on a specified future date from the same party. During the roll period, the Aggregate Bond Index Fund forgoes principal and interest paid on the securities sold. The Aggregate Bond Index Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

  Dollar rolls involve the risk that the market value of the securities subject to the Aggregate Bond Index Fund's forward purchase commitment may decline below the price of the securities the Aggregate Bond Index Fund has sold. In the event the buyer of the securities files for bankruptcy or becomes insolvent, the Aggregate Bond Index Fund's use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Aggregate Bond Index Fund's obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques which can be deemed to involve leverage. The Aggregate Bond Index Fund will establish a segregated account with its custodian in which it will maintain liquid securities in an aggregate amount equal to the amount of the forward commitment. The Aggregate Bond Index Fund will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

  Short Sales. In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Investment Adviser may sell a security a Fund does not own, or in an amount greater than the Fund owns (i.e., make short sales). Such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. The Investment Adviser will not employ short sales in reflection of the Investment Adviser's outlook for the securities markets or for the performance of the securities sold short. Generally, to complete a short sale transaction, a Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed. The price at the time of replacement may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

  Cash Flows; Expenses. The ability of each Fund to satisfy its investment objective depends to some extent on the Investment Adviser's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). The Investment Adviser will make investment changes to a Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Fund seeks to replicate the total return of its target index, the Investment Adviser generally will not attempt to judge the merits of any particular security as an investment.

  Investment in Fixed-Income Securities. Because the Aggregate Bond Index Fund will invest in fixed-income securities, it will be subject to the general risks inherent in such securities, primarily interest rate risk, credit risk and prepayment risk.

  Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. As a rule bond prices vary inversely with interest rates. If interest rates rise, bond prices generally decline; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds generally fluctuate more in price than shorter-maturity bonds. To compensate investors for these larger fluctuations, longer-maturity bonds usually offer higher yields than shorter-maturity bonds, other factors, including credit quality, being equal. These basic principles of bond prices also apply to U.S. Government Securities. A security backed by the "full faith and credit" of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

  Credit risk is the possibility that an issuer of securities held by the Aggregate Bond Index Fund will be unable to make payments of either interest or principal or will be perceived to have a diminished capacity to make such payments in the future. The credit risk of the Aggregate Bond Index Fund is a function of the diversification and credit quality of its underlying securities.

  The Aggregate Bond Index Fund may also be exposed to event risk, which includes the possibility that fixed-income securities held by the Aggregate Bond Index Fund may suffer a substantial decline in credit quality and market value due to issuer restructurings. Certain restructurings such as mergers, leveraged buyouts, takeovers or similar events, are often financed by a significant expansion of corporate debt. As a result of the added debt burden, the credit quality and market value of a firm's existing debt securities may decline significantly. Other types of restructurings (such as corporate spinoffs or privatizations of governmental or agency borrowers or the termination of express or implied governmental credit support) may also result in decreased credit quality of a particular issuer.

  Prepayment risk is the possibility that the principal of the mortgage loans underlying mortgage-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Aggregate Bond Index Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the mortgage-backed securities held by the Aggregate Bond Index Fund may exhibit price characteristics of longer-term debt securities.

  The corporate substitution strategy used by the Aggregate Bond Index Fund (discussed above) may increase or decrease the Aggregate Bond Index Fund's exposure to the foregoing risks relative to those of the Aggregate Bond Index.

Foreign Investment Risks

  Foreign Market Risk. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that the Funds will lose money. In particular, the Funds are subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Funds to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

  Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or transfer a Fund's assets or income back into the United States, or otherwise adversely affect a Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

  Currency Risk and Exchange Risk. Securities in which the International Index Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. Generally, when the U.S. dollar rises in value against a foreign currency, your investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, your investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.

  Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the United States' securities laws do. For example, some foreign countries may have no laws or rules against insider trading (this is when a person buys or sells a company's securities based on "inside" non-public information about that company). Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

  Certain Risks of Holding Fund Assets Outside the United States. The Funds generally hold the foreign securities and cash in which they invest outside the United States in foreign banks and securities depositories. Certain of such foreign banks and securities depositories may be recently organized or new to the foreign custody business and/or may have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any or their agents goes bankrupt. In addition, it can be expected that it will be more expensive for a Fund to buy, sell, and hold securities in certain foreign markets than in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense to invest in foreign market reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the U.S.

  Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

  Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

  European Economic and Monetary Union ("EMU"). For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU establishes a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. EMU took effect for the initial EMU participants as of January 1, 1999, and was implemented over the weekend January 1, 1999 through January 3, 1999 ("conversion weekend"). Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) were redenominated in the euro, and thereafter, were listed, traded, and made dividend and other payments only in euros.

  Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which would diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of the participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU by an initial participant could cause disruption of the financial markets as securities that have been redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Fund's investments in Europe generally or in specific countries participating in EMU. Gains or losses resulting from the euro conversion may be taxable to Fund shareholders under foreign or, in certain limited circumstances, U.S. tax laws.

  When-issued Securities and Forward Commitments. The Aggregate Bond Index Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. The Aggregate Bond Index Fund may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Aggregate Bond Index Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Aggregate Bond Index Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Aggregate Bond Index Fund is purchasing securities in these transactions, the Fund maintains a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an amount equal to the amount of its purchase commitments.

  There can be no assurance that a security purchased on a when-issued basis will be issued, or a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund's purchase price. The Aggregate Bond Index Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

  Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund's assets in illiquid securities may restrict the ability of a Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

  Each Fund may invest in securities that are not registered ("restricted securities.") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between the issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than their fair market value.

In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of a Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities.

  144A Securities. Each Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board of Directors has determined to treat as liquid Rule 144A securities that are either (i) freely tradable in their primary markets offshore or (ii) non-investment grade debt securities that the Fund's management determines are as liquid as publicly registered non-investment grade debt securities. The Board of Directors has adopted guidelines and delegated to the Fund's management the daily function of determining and monitoring liquidity of restricted securities. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board of Directors will carefully monitor the Fund's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

  Standby Commitment Agreements. The Aggregate Bond Index Fund may enter into standby commitment agreements. These agreements commit the Aggregate Bond Index Fund, for a stated period of time, to purchase a stated amount of fixed-income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Aggregate Bond Index Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Aggregate Bond Index Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund. The Aggregate Bond Index Fund will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of all other illiquid securities, will not exceed 15% of its net assets taken at the time of the commitment. The Aggregate Bond Index Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

  There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Aggregate Bond Index Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

  The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Aggregate Bond Index Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

  Repurchase Agreements. Each Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, primary dealers in U.S. Government securities, or an affiliate thereof, or with other entities which the Investment Adviser otherwise deems to be credit worthy. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates the Fund from fluctuations in the market value of the underlying security during such period. A Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. A Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

  Securities Lending. Each Fund may lend securities with a value not exceeding 33 1/3% of its total assets. In return, a Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. If cash collateral is received by a Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Fund. Alternatively, if securities are delivered to a Fund as collateral, the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for lending its portfolio securities. In either event, the total yield on a Fund's portfolio is increased by loans of its portfolio securities. The Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. A Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

  Borrowing and Leverage. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

  Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Investment Adviser from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

  A Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Small Cap

  An investment in the Small Cap Index Fund involves greater risk than is customarily associated with funds that invest in more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Because of these factors, the Small Cap Index Fund believes that its shares may be suitable for investment by persons who can invest without concern for current income and who are in a financial position to assume above-average investment risk in search of above-average long-term reward. It is not intended as a complete investment program but is designed for those long-term investors who are prepared to experience above-average fluctuations in net asset value.

  While the issuers in which the Small Cap Index Fund will primarily invest may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller companies may involve greater risks and thus may be considered speculative. Full development of these companies and trends frequently takes time and, for this reason, the Small Cap Index Fund should be considered as a long-term investment and not as a vehicle for seeking short-term profits.

  The securities in which the Small Cap Index Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Small Cap Index Fund of portfolio securities to meet redemptions or otherwise may require the Small Cap Index Fund to sell these securities at a discount from market prices.

  Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

  Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.

  Mortgage-Backed Securities. The Aggregate Bond Index Fund may invest in mortgage-backed securities. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by the Aggregate Bond Index Fund for its mortgage-backed securities, the yield the Aggregate Bond Index Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when the Aggregate Bond Index Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the Aggregate Bond Index Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If the Aggregate Bond Index Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Aggregate Bond Index Fund. See "Investments in Fixed-Income Securities" and "Illiquid Securities" above.

Portfolio Strategies Involving Options, Futures, Swaps, Indexed Instruments and Foreign Exchange Transactions

  Each Fund will also utilize options, futures, options on futures, swaps and other indexed instruments. Futures and options on futures may be employed to provide liquidity. Futures, options on futures, swaps and other indexed instruments may be employed as a proxy for a direct investment in securities underlying the Fund's index. In addition, the International Index Fund may engage in futures contracts on foreign currencies in connection with certain foreign securities transactions.

  The Investment Adviser will choose among the foregoing instruments based on its judgment of how best to meet each Fund's goal. In connection therewith, the Investment Adviser will assess such factors as current and anticipated securities prices, relative liquidity and price levels in the options, futures and swap markets compared to the securities markets, and the Funds' cash flow and cash management needs.

Indexed Securities

  The Funds may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Series invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

Options on Securities and Securities Indices

  Purchasing Options. Each Fund is authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

  Each Fund is also authorized to purchase call options on securities it intends to purchase or securities indices. When a Fund purchases a call option, in consideration for the option premium the Fund acquires the right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to maintain exposure to an index prior to purchasing the underlying securities, in the case of an option on an index (an "anticipatory hedge"). In the event a Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

  Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

  Writing Options. Each Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices, the performance of which is substantially correlated to securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

  Each Fund may also write put options on securities or securities indices. When a Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, a Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. A Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options on the same security or index but different expiration dates or exercise prices (a technique called a "spread").

  Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

  Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A put option will be considered covered if a Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Derivatives" below. A call option will be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which substantially replicate the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

  Types of Options. Each Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

Futures

  Each Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. A Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool operator" under regulations of the Commodity Futures Trading Commission.

  Foreign Exchange Transactions. The International Index Fund may engage in futures contracts on foreign currencies and foreign currency forward and spot transactions in connection with transactions or anticipated transactions in securities denominated in foreign currencies. Specifically, the Fund may purchase or sell a currency to settle a security transaction or sell a currency in which the Fund has received or anticipates receiving a dividend or distribution.

Swaps

  Each Fund is authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of securities or equity index. Swap agreements may also be used to obtain exposure to a security or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

Risk Factors in Derivatives

  The Funds intend to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or a Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.

  Certain transactions in derivatives (e.g., futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a market-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

  Certain derivatives traded in OTC markets, including indexed securities, swaps and OTC options may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

  The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. The Funds have therefore adopted an investment policy pursuant to which they will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by a Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by a Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by a Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

  Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

Additional Limitations on the Use of Derivatives

  The Funds may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Additional Information Concerning the Indices

  S&P 500. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Corporation and the Trust. The S&P 500 Index Fund and the S&P 500 Index Series are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw Hill Companies, Inc. ("Standard & Poor's"). Standard & Poor's makes no representation regarding the advisability of investing in the Fund or the Series. Standard & Poor's makes no representation or warranty, express or implied, to the owners of shares of the Fund or the Series or any member of the public regarding the advisability of investing in securities generally or in the Fund or the Series particularly or the ability of the S&P 500 to track general stock market performance. Standard & Poor's only relationship to the Fund and the Series is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 which is determined, composed and calculated by Standard & Poor's without regard to the Fund and the Series. Standard & Poor's has no obligation to take the needs of the Fund and the Series or the owners of shares of the Fund and the Series into consideration in determining, composing or calculating the S&P
500. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Fund and the Series or the timing of the issuance of sale of shares of the Fund and the Series or in the determination or calculation of the equation by which the Fund and the Series is to be converted into cash. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund and the Series.

  Standard & Poor's does not guarantee the accuracy and/or the completeness or the S&P 500 Index or any data included therein, and Standard & Poor's shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's makes no warranty, express or implied, as to results to be obtained by the Fund, the Series, owners of shares of the Fund and the Series, or any other person or entity from the use of the S&P 500 Index or any data included therein. Standard & Poor's makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

  Russell 2000. The Small Cap Index Fund and the Small Cap Index Series are not promoted, sponsored or endorsed by, not in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund or the Small Cap Index Series nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

  Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

  Frank Russell Company's publication of the Russell 2000(R) Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

  EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc. and has been licensed for use by the Investment Adviser and its affiliates.

  The International Index Fund and the International Index Series are not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Index Fund and the International Index Series or any member of the public regarding the advisability of investing in securities generally or in the International Index Fund and the International Index Series particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the International Index Fund and the International Index Series or the owners of shares of the International Index Fund and the International Index Series into consideration in determining, composing or calculating the EAFE Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the International Index Fund and the International Index Series to be issued or in the determination or calculation of the equation by which the shares of the International Index Fund and the International Index Series is redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the International Index Fund and the International Index Series in connection with the administration, marketing or trading of the International Index Fund and the International Index Series.

  Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund and the International Index Series, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Investment Restrictions

  The Corporation has adopted the following restrictions and policies relating to the investment of each Fund's assets and activities, which are fundamental policies and may not be changed with respect to a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), each Fund may not:

    1. Make any investment inconsistent with the Fund's classification as a non-diversified company under the Investment Company Act.

    2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry.

    3. Make investments for the purpose of exercising control or management.

    4. Purchase or sell real estate, except that, to the extent permitted by law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

    5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

    6. Issue senior securities to the extent such issuance would violate applicable law.

    7. Borrow money, except that (i) a Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

    8. Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

    9. Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

  In addition, although each Fund is classified as a non-diversified fund under the Investment Company Act and is not subject to the diversification requirements of the Investment Company Act, each Fund is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). To ensure that the Funds satisfy these requirements, the Declaration of Trust requires that each Series be managed in compliance with the Code requirements as though such requirements were applicable to the Series. These requirements include limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of a Fund's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more that 5% of the market value of its total assets are invested in securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code. These requirements will be satisfied at the Series level and not at the level of the Funds based upon a ruling received from the Internal Revenue Service ("IRS") which entitles the Funds to "look through" the shares of the Series to the underlying investments of the Series for purposes of these diversification requirements.

  The Trust has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed with respect to any Series without the approval of the holders of a majority of the interests of the Series.

  In addition, the Trust and the Corporation have adopted as an operating policy, which may be changed by the Trustees and the Directors without shareholder approval, that no Series or Fund, respectively, will make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.

  Portfolio securities of each Fund's underlying Series generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

  Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser, the Fund and Series are prohibited from engaging in certain transactions involving Merrill Lynch, or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order, the Fund and Series are prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal.

Portfolio Turnover

  Although each Fund will use a passive, indexing approach to investing, each Fund may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when the Investment Adviser considers whether to purchase or sell securities for a Fund only to the extent that the Investment Adviser will consider the impact of transaction costs on a Fund's tracking error. Changes in the securities comprising a Fund's index will tend to increase that Fund's portfolio turnover rate, as the Investment Adviser restructures the Fund's holdings to reflect the changes in the index. The portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund's purchases or sales of securities by the average net asset value of the Fund. High portfolio turnover involves correspondingly greater brokerage commissions for a Fund investing in equity securities and other transaction costs which are borne directly by a Fund. A high portfolio turnover rate may also result in the realization of taxable capital gains, including short-term capital gains taxable at ordinary income rates.

                            MANAGEMENT OF THE FUNDS

Directors and Officers

  Information about the Directors, executive officers and portfolio managers of the Corporation and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of the portfolio's managers of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  Terry K. Glenn (58) -- President and Director(1)(2) -- Executive Vice President of the Investment Adviser and Fund Asset Management, L.P. ("FAM") (which terms as used herein include their corporate predecessors) since 1983; Executive Vice President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

  Jack B. Sunderland (70) -- Director(2) -- P.O. Box 7, West Cornwall, Connecticut 06796. President and Director of American Independent Oil Company, Inc. (energy company) since 1987; Member of Council on Foreign Relations since 1971.

  Stephen B. Swensrud (65) -- Director(2) -- 24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman, Fernwood Advisors (investment adviser) since 1996; Principal, Fernwood Associates (financial consultant) since 1975.

  J. Thomas Touchton (59) -- Director(2) -- Suite 3405, One Tampa City Center, Tampa, Florida, 33602. Managing Partner of The Witt-Touchton Company and its predecessor The Witt Co. (private investment partnership) since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy Inc. (electric utility holding company).

  Joseph T. Monagle, Jr. (50) -- Senior Vice President(1)(2) -- Senior Vice President of the Investment Adviser and FAM since 1990; Department Head of the Global Fixed Income Division of the Investment Adviser and FAM since 1997; Senior Vice President of Princeton Services since 1993.

  Gregory Mark Maunz (45) -- Senior Vice President and Co-Portfolio Manager of the Aggregate Bond Index Fund(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1985 to 1997; Portfolio Manager of the Investment Adviser since 1984.

  Jeff Hewson (47) -- Vice President and Co-Portolio Manager of the Aggregate Bond Index Fund(1)(2) -- Director (Global Fixed Income) since 1998; Vice President of the Investment Adviser from 1989 to 1998; Portfolio Manager of the Investment Adviser since 1985.

  Eric S. Mitofsky (43) -- Senior Vice President and Portfolio Manager of the S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1992 to 1997.

  Christopher G. Ayoub (43) -- Senior Vice President and Co-Portfolio Manager of the Aggregate Bond Index Fund(1)(2) -- First Vice President of the Investment Adviser since 1998; Vice President of the Investment Adviser from 1985 to 1998.

  Donald C. Burke (38) -- Vice President and Treasurer(1)(2) -- Senior Vice President and Treasurer of the Investment Adviser and FAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of the Investment Adviser from 1997 to 1999; Director of Taxation of the Investment Adviser since 1990; Vice President of the Investment Adviser from 1990 to 1997.

  Ira P. Shapiro (35) -- Secretary(1)(2) -- First Vice President of the Investment Adviser since 1998; Director (Legal Advisory) of the Investment Adviser from 1997 to 1998; Vice President of the Investment Adviser from 1996 to 1997; Attorney with the Investment Adviser and FAM from 1993 to 1997.
----------
(1) Interested person, as defined in the Investment Company Act, of the Corporation.
(2) Such Director or officer is a director, trustee or officer of other investment companies for which the Investment Adviser or FAM acts as investment adviser.

  As of April 1, 1999, the officers and Directors of the Corporation as a group (eleven persons) owned an aggregate of less than 1% of the outstanding shares of Common Stock of Merrill Lynch & Co., Inc. and owned an aggregate of less than 1% of the outstanding shares of any of the Funds.

Compensation of Directors/Trustees

  The Corporation and the Trust pay each individual who serves as a Director/Trustee not affiliated with the Investment Adviser (each a "non-affiliated Director/Trustee") a fee of $2,500 per year plus $250 per Board meeting attended, together with such individual's actual out-of-pocket expenses relating to attendance at meetings. The Corporation and the Trust also compensate members of the Audit and Nominating Committee (the "Committee"), which consists of all of the non-affiliated Director/Trustees of the Funds and the Series, with a fee of $1,000 per year.

  The following table sets forth the aggregate compensation earned by the non-affiliated Directors/Trustees from the Corporation and Trust for the fiscal year ended December 31, 1998 and the total compensation paid to non-affiliated Directors/Trustees from all registered investment companies advised by the Investment Adviser and its affiliate, FAM ("MLAM/FAM-Advised Funds") for the calendar year ended December 31, 1998.

                                                                                   Total Compensation
                                                                               From Corporation/Trust and
                              Aggregate           Pension or Retirement                 MLAM/FAM
                          Compensation From        Benefits Accrued as             Advised Funds Paid
Name of Director/Trustee  Corporation/Trust Part of Corporation/Trust Expenses  to Directors/Trustees(1)
------------------------  ----------------- ---------------------------------- --------------------------
Jack B. Sunderland......       $4,500                      None                         133,600
Stephen B. Swensrud.....       $4,500                      None                         195,583
J. Thomas Touchton......       $4,500                      None                         133,600

----------
(1) The Directors/Trustees serve on the boards of MLAM/FAM Advised Funds as follows: Mr. Sunderland (18 registered investment companies consisting of 30 portfolios); Mr. Swensrud (23 registered investment companies consisting of 56 portfolios); Mr. Touchton (18 registered investment companies consisting of 30 portfolios).

Administration Arrangements

  The Corporation has entered into an administration agreement with Merrill Lynch Asset Management, L.P. (the "Administrator") (the "Administration Agreement"). As discussed in the Prospectus, the Administrator receives for its services to the Funds monthly compensation at the annual rates of the average daily net assets of each Fund as follows:

         Name of Fund                                         Administration Fee
         ------------                                         ------------------
   S&P 500 Index Fund........................................        0.20%
   Small Cap Index Fund......................................        0.22%
   Aggregate Bond Index Fund.................................        0.14%
   International Index Fund..................................        0.24%

  The table below sets forth information about the total administrative fees paid by each Fund to the Administrator for the periods indicated.

                                                  Small  Aggregate
                                                   Cap     Bond
                                       S&P 500    Index    Index   International
Period Ending                         Index Fund  Fund     Fund     Index Fund
-------------                         ---------- ------- --------- -------------
December 31, 1997*
  Contractual amount................. $  594,524 $77,969 $204,163    $211,373
  Amount waived (if applicable)...... $  338,405 $77,969 $139,532    $175,510
December 31, 1998
  Contractual amount................. $1,815,951 $99,667 $553,925    $275,261
  Amount waived (if applicable)...... $   62,952 $99,667 $178,361    $ 57,566

----------
* Period is from commencement of operations (April 3, 1997 for the S&P 500 Index Fund and the Aggregate Bond Index Fund, and April 9, 1997 for the Small Cap Index Fund and the International Index Fund).

  The Administration Agreement obligates the Administrator to provide certain administrative services to the Corporation and the Funds and to pay all compensation of and furnish office space for officers and employees of the Corporation as well as the fees of all Directors who are affiliated persons of the Administrator or any of their affiliates. Each Fund pays all other expenses incurred in the operation of the Fund, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of portfolio transactions, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and actual out-of-pocket expenses of unaffiliated Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or the Fund. Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor Inc. (the "Distributor") will pay certain of the expenses of the Funds incurred in connection with the offering of their shares.

  Duration and Termination. Unless earlier terminated as described below, the Administration Agreement will remain in effect from year to year with respect to each Fund if approved annually (a) by the Board of Directors and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the

Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to a Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Management and Advisory Arrangements

  Management Services. Each Fund invests all of its assets in shares of the corresponding Series of the Trust. Accordingly, the Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of the Trust. The Trust has entered into a management agreement with the Investment Adviser (the "Management Agreement"). The Investment Adviser provides the Trust with investment advisory and management services. Subject to the supervision of the Board of Trustees, the Investment Adviser is responsible for the actual management of each Series' portfolio and constantly reviews the Series' holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser. The Investment Adviser performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Series.

  Securities held by the Series of the Trust may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by the Investment Adviser for the Series or other funds for which it acts as investment adviser or for its advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold there may be an adverse effect on price.

  As discussed in the Prospectus, the Investment Adviser receives for its services to the Series monthly compensation at the annual rates of the average daily net assets of each Series as follows

                                                                     Management
   Name of Series                                                       Fee
   --------------                                                    ----------
   Merrill Lynch S&P 500 Index Series...............................   0.05%
   Merrill Lynch Small Cap Index Series.............................   0.08%
   Merrill Lynch Aggregate Bond Index Series........................   0.06%
   Merrill Lynch International Index Series.........................   0.11%

  The table below sets forth information about the total investment advisory fees paid by the Series to the Investment Adviser, and any amount voluntarily waived by the Investment Adviser.

                                                  Small  Aggregate
                                        S&P 500    Cap     Bond
                                         Index    Index    Index   International
Period Ending                            Series  Series   Series   Index Series
-------------                           -------- ------- --------- -------------
December 31, 1997*
  Contractual amount................... $148,645 $36,425 $ 88,609    $100,102
  Amount waived (if applicable)........ $148,645 $36,425 $ 37,562    $ 35,546
December 31, 1998
  Contractual amount................... $454,138 $61,476 $238,378    $142,489
  Amount waived (if applicable)........ $      0 $61,476 $  2,537    $ 87,182

----------
* Period is from commencement of operations (April 3, 1997 for the S&P 500 Index Series and the Aggregate Bond Index Series, and April 9, 1997 for the Small Cap Index Series and the International Index Series).

  Payment of Series Expenses. The Management Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Trust connected with investment and economic research, trading and investment management of the Trust, as well as the fees of all Trustees who are affiliated persons of the Investment Adviser or any of their affiliates.

Each Series pays all other expenses incurred in the operation of the Series, (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, copies of the Registration Statements, charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of portfolio transactions, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and out-of-pocket expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust or the Series. The Distributor will pay certain of the expenses of the Trust incurred in connection with the offering of its shares of beneficial interest of each of the Series.

  Organization of the Investment Adviser. The Investment Adviser is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Investment Adviser as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

  Duration and Termination. Unless earlier terminated as described below, the Management Agreement will remain in effect from year to year with respect to each Series if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Series and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Series.

  Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Corporation's transfer agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives an annual fee at the annual rate of 0.05% of the average daily value of the net assets of a Fund for its services and is entitled to reimbursement for out-of-pocket expenses incurred by it under the Transfer Agency Agreement. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a record keeping system, provided the record keeping system is maintained by a subsidiary of ML & Co.

  Distribution Expenses. The Funds have entered into a distribution agreement with the Distributor in connection with the continuous offering of shares of the Funds (the "Distribution Agreements"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

Code of Ethics

  The Board of Directors of the Corporation have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act which incorporates the Code of Ethics of the Corporation and of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

  The Codes require that all employees of the Investment Adviser pre-clear any personal securities investment (with limited exceptions, such as government securities). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Corporation within periods of trading by the Funds in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                              PURCHASE OF SHARES

  Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the purchase of Fund shares.

  The Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of the Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of the Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.

  Class A shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation, including the Merrill Lynch Mutual Fund Adviser program. In addition, Class A shares are offered to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM-advised investment companies, including the Corporation. Certain employer sponsored retirement or savings plans, including eligible 401(K) plans, may purchase Class A shares of the Funds provided such plans meet the required minimum number of eligible employees or required amount of assets advised by the Investment Adviser or any of its affiliates. In addition, plans maintained by a labor union for the benefit of union members may purchase Class A shares if the plans maintained by such union commit to purchase Class A shares of any Fund having a value of at least $7.5 million at the time of purchase. For more information about these programs, contact the Transfer Agent at 1-800-MER-FUND.

  Each Fund or the Distributor may suspend the continuous offering of a Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a sale of shares to such customers. Purchases made directly through the Transfer Agent are not subject to the processing fee.

Account Maintenance Plan

  Reference is made to "Fees and Expenses" in the Prospectus for certain information with respect to the account maintenance plan for Class D shares pursuant to Rule 12b-1 under the Investment Company Act (the "Account Maintenance Plan") with respect to the account maintenance fees paid by each Fund to the Distributor with respect to Class D shares of each Fund.

  Pursuant to the Account Maintenance Plan, the Class D shares of each Fund pay the Distributor an ongoing account maintenance fee, accrued daily and paid monthly, at the annual rate of 0.25% on the average daily net assets attributable to such shares. Pursuant to a sub-agreement with the Distributor, Merrill Lynch also provides account maintenance services in respect of the Class D shares of each Fund. The ongoing account maintenance fee compensates the Distributor and Merrill Lynch for providing account maintenance services to Class D shareholders. Class D shares have exclusive voting rights with respect to the Account Maintenance Plan pursuant to which account maintenance fees are paid.

  The Funds' Account Maintenance Plan is subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of the Account Maintenance Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Account Maintenance Plan to the Funds and their Class D shareholders. The Account Maintenance Plan further provides that, so long as the Account

Maintenance Plan remains in effect, the selection and nomination of Independent Directors shall be committed to the discretion of the Independent Directors then in office. In approving the Account Maintenance Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that the Account Maintenance Plan will benefit the Fund, and their Class D shareholders. The Account Maintenance Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors, or with respect to any Fund, by the vote of the holders of a majority of the outstanding Class D shares of the Fund. The Account Maintenance Plan cannot be amended to increase materially the amount to be spent by the Class D shares of a Fund without shareholder approval, and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the Account Maintenance Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of the Account Maintenance Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Account Maintenance Plan or such report, the first two years in an easily accessible place.

  Among other things, the Account Maintenance Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance fees paid to the Distributor. For the fiscal year ended December 31, 1998, the S&P 500 Index Fund, Small Cap Index Fund, Aggregate Bond Index Fund and the International Index Fund paid the Distributor $699,584, $72,545, $188,135 and $41,326, respectively, pursuant to the Account Maintenance Plan (based on average daily net assets subject to such Class D Account Maintenance Plan of approximately $279.8 million, $29.0 million, $74.8 million and $16.5 million, respectively), all of which was paid to Merrill Lynch for providing account maintenance activities in connection with Class D shares.

                             REDEMPTION OF SHARES

  Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the redemption and repurchase of Fund shares.

  Each Fund is required to redeem all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. There will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. The Corporation will generally pay redemptions in cash; however, if requested by a shareholder, at the discretion of the Investment Adviser, the Corporation may pay a redemption or repurchase of shares in an amount of $10,000,000 or more (which amount may be decreased or increased by the Investment Adviser from time to time) with portfolio securities.

  The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for periods during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

  The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the net asset value of such shares at such time.

  Shares are redeemable at the option of the Corporation, if in the opinion of the Corporation, ownership of the shares has or may become concentrated to the extent that would cause the Corporation or a Fund to be deemed a personal holding company within the meaning of the Code. Merrill Lynch reserves the right to terminate any account engaging in market-timing mutual funds. For the purposes of this policy, "market-timing" involves the purchase and sale of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility.

Redemption

  A shareholder wishing to redeem shares held with the Transfer Agent may do so without charge by tendering the shares directly to the Transfer Agent at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida

32232-5289. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc. 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the Corporation. The redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption requests must be guaranteed by an "eligible guarantor institution" as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

  At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a United States bank). The Fund may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment (e.g., cash, Federal funds or certified check drawn on a United States bank) has been collected for the purchase of such Fund shares, which will not exceed 10 days.

Repurchase

  Each Fund also will repurchase shares through a shareholder's listed securities dealer. The Funds normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after the order is placed. Shares will be priced at the net asset value calculated on the day the request is received, provided that the request for repurchase is submitted to the dealer prior to fifteen minutes after the regular close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) on the day received, and such request is received by the Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day. Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE, in order to obtain that day's closing price.

  The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by a Fund. Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a repurchase of shares to such customers. Repurchases made directly through the Transfer Agent on accounts held at the Transfer Agent are not subject to the processing fee. The Corporation reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. However, a shareholder whose order for repurchase is rejected by a Fund may redeem shares as set forth above.

                               PRICING OF SHARES

Determination of Net Asset Value

  Reference is made to "How Shares are Priced" in the Prospectus.

  The net asset value of the shares of the Funds is determined once daily Monday through Friday as of 15 minutes after the close of business on the NYSE on each day the NYSE is open for trading (a "Pricing Day"). The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

  Net asset value per share is computed by dividing the market value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Administrator and Distributor and the fees payable indirectly by the Series of the Trust to the Investment Adviser, are accrued daily.

  The principal assets of each Fund will normally be its interest of the underlying Series, which will be valued at its net asset value. Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trustees as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. When the Series writes an option, the amount of the premium received is recorded on the books of the Series as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by the Series are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust. Such valuations and procedures will be reviewed periodically by the Trustees.

  Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

  Each investor in the Trust may add to or reduce its investment in any Series on each Pricing Day. The value of each investor's (including the respective Funds') interest in a Series will be determined as of 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York Time) by multiplying the net asset value of the Series by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in a Series will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Series as of the time or determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Series effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Series as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Series by all investors in the Series. The percentage so determined will then be applied to determine the value of the investor's interest in such Series as of 15 minutes after the close of business of the NYSE on the next Pricing Day of the Series.

Computation of Offering Price Per Share

  The offering price for Class A and Class D shares of each of the Funds based on the value of each Fund's net assets as of December 31, 1998, is calculated as follows:

                              S&P 500 Index Fund

                                                       Class A      Class D
                                                     ------------ ------------
Net Assets.......................................... $682,669,335 $435,255,678
                                                     ============ ============
Number of Shares Outstanding........................   44,631,697   28,488,310
                                                     ============ ============
Net Asset Value Per Share (net assets divided by
 number of shares outstanding) and Offering Price... $      15.30 $      15.28
                                                     ============ ============

                             Small Cap Index Fund

                                                         Class A     Class D
                                                       ----------- -----------
Net Assets............................................ $18,122,030 $30,940,829
                                                       =========== ===========
Number of Shares Outstanding..........................   1,764,068   3,012,784
                                                       =========== ===========
Net Asset Value Per Share (net assets divided by
 number of shares outstanding) and Offering Price..... $     10.27 $     10.27
                                                       =========== ===========

                           Aggregate Bond Index Fund

                                                        Class A      Class D
                                                      ------------ -----------
Net Assets........................................... $351,785,913 $81,603,135
                                                      ============ ===========
Number of Shares Outstanding.........................   33,165,113   7,690,405
                                                      ============ ===========
Net Asset Value Per Share (net assets divided by
 number of shares outstanding) and Offering Price.... $      10.61 $     10.61
                                                      ============ ===========

                           International Index Fund

                                                        Class A      Class D
                                                      ------------ -----------
Net Assets........................................... $118,692,068 $14,802,051
                                                      ============ ===========
Number of Shares Outstanding.........................    9,858,144   1,228,751
                                                      ============ ===========
Net Asset Value Per Share (net assets divided by
 number of shares outstanding) and Offering Price.... $      12.04 $     12.05
                                                      ============ ===========

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions in Portfolio Securities

  Because the Funds will invest exclusively in shares of their corresponding Series, it is expected that all transactions in portfolio securities will be entered into by the Series. Subject to policies established by the Board of Trustees, the Investment Adviser is primarily responsible for the execution of the Series' portfolio transactions and the allocation of brokerage. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Series. Where possible, the Trust deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Trust to obtain the best results in conducting portfolio transactions for the Series, taking into account such factors as price (including the applicable dealer spread or commission), the size, type and difficulty of the transaction involved, the firm's general execution and operations facilities and the firm's risk in positioning the securities involved. The portfolio securities of the Series generally are traded on a principal basis and normally do not involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Series primarily consists of dealer or underwriter spreads. While reasonable competitive spreads or commissions are sought, the Trust will not necessarily be paying the lowest spread or commission available. Transactions with respect to the securities of small and emerging growth companies in which the Series may invest may involve specialized services on the part of the broker or dealer and thereby entail higher commissions or spreads than would be the case with transactions involving more widely trading securities.

  Subject to obtaining the best price and execution, broker-dealers who provide supplemental investment research (such as quantitative and modeling information assessments and analyses of the business or prospects of a company, industry or economic sector) to the Investment Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Management Agreement and the expense of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of the Investment Adviser the Trust will be benefitted by supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker-dealer furnishing such services which are in excess of commissions which another broker-dealer may have charged for effecting the same transaction. Supplemental investment research obtained from such broker-dealers might be used by the Investment Adviser in servicing all of its accounts and all such research might not be used by the Investment Adviser in connection with the Fund. Consistent with the Conduct Rules of the NASD and policies established by the Trustees, the Investment Adviser may consider sales of shares of the Funds as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust.

  For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the Series paid brokerage commissions of $118,903 and $0 for the S&P 500 Index Series and the Aggregate Bond Index Series, respectively. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the Series paid brokerage commissions of $60,361 and $146,336 for the Small Cap Index Series and the International Index Series, respectively. The Series paid no commissions to Merrill Lynch. For the fiscal year ended December 31, 1998, the following table shows the amount of brokerage commissions paid by each Fund to Merrill Lynch, the percentage of each Fund's brokerage commissions paid to Merrill Lynch, the percentage of each Fund's aggregate dollar amount of transactions involving the payment of commissions effected through Merrill Lynch and aggregate brokerage commissions paid by each Fund:

                         S&P 500 Index  Small Cap   Aggregate Bond International
                            Series     Index Series  Index Series  Index Series
                         ------------- ------------ -------------- -------------
Aggregate brokerage
 commissions paid to
 Merrill Lynch..........   $      0      $     0         $  0         $ 1,299
% of Fund's aggregate
 brokerage commissions
 paid to Merrill Lynch..       0.00%        0.00%        0.00%           1.75%
% of Fund's aggregate
 dollar amount of
 transactions effected
 through the broker.....       0.00%        0.00%        0.00%           0.20%
Aggregate brokerage
 commissions paid.......   $105,046      $50,264         $  0         $74,373

  Under the Investment Company Act, persons affiliated with the Trust and persons who are affiliated with such persons are prohibited from dealing with the Trust as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Trust, including Merrill Lynch and any of its affiliates, will not serve as the Trust's dealer in such transactions. However, affiliated persons of the Trust may serve as its broker in listed or OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Trust may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which

Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Board of Trustees of the Trust that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

  Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the Investment Company Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Trustees have considered all factors deemed relevant and have made a determination not to seek such recapture at this time. The Trustees will reconsider this matter from time to time.

  Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Trust in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Trust and annual statements as to aggregate compensation will be provided to the Trust. Securities may be held by, or be appropriate investments for, the Series as well as other funds or investment advisory clients of the Investment Adviser or FAM.

  Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Trust or other clients or funds for which the Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

                             SHAREHOLDER SERVICES

  The Funds offer a number of shareholder services and investment plans described below that are designed to facilitate investment in their shares. Full details as to each of such services and copies of the various plans and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Funds, by calling the telephone number on the cover page hereof, or from the Distributor or Merrill Lynch. Certain of these services are available only to United States investors.

Investment Account

  Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends, and capital gains distributions. The statements will also show any other activity in the account since the preceding statement. Shareholders will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of ordinary income dividends and capital gains distributions. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. A shareholder may also maintain an account through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name may be opened automatically at the Transfer Agent.

  Share certificates are issued only for full shares and only upon the specific request of a shareholder who has an Investment Account. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.


  Shareholders may transfer their Fund shares from Merrill Lynch to another securities dealer that has entered into a selected dealer agreement with Merrill Lynch. All shareholder services will be available for the transferred shares. After the transfer, the shareholder may purchase additional shares of funds owned before the transfer and all future trading of these assets must be coordinated by the new firm. If a shareholder wishes to transfer his or her shares to a securities dealer that has not entered into a selected dealer agreement with Merrill Lynch, the shareholder must either (i) redeem his or her shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. The shareholder may also request the new securities dealer to maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer for the benefit of the shareholder whether the securities dealer has entered into a selected dealer agreement with Merrill Lynch or not.

  Shareholders considering transferring a tax-deferred retirement account, such as an individual retirement account, from Merrill Lynch to another securities dealer would be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares, paying any applicable CDSC, so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.

Exchange Privilege

Shareholders of certain fee-based programs and/or employer-sponsored retirement plans are allowed to exchange the various share classes for other classes of a second MLAM-advised mutual fund.

Retirement Plans

  Individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in a Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available on request from Merrill Lynch. The minimum initial purchase to establish any such plan is $100, and the minimum subsequent purchase is $1.

  Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from Merrill Lynch to another brokerage firm or financial institution should be aware that if the firm to which the retirement account is being transferred will not take delivery of shares of a Fund, the shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or continue to maintain a retirement account at Merrill Lynch for those shares.

Automatic Investment Plans

  A shareholder may make additions to an Investment Account at any time by purchasing Class A shares (if he or she is an eligible Class A investor) or Class D shares at the applicable public offering price. These purchases may be made either through the shareholder's securities dealer, or by mail directly to the Transfer Agent, acting as agent for such securities dealer. Voluntary accumulation also can be made through a service known as the Fund's Automatic Investment Plan. Each Fund would be authorized, on a regular basis, to provide systematic additions to the Investment Account of such shareholder through charges of $50 or more to the regular bank account of the shareholder by either pre-authorized checks or automated clearing house debits. An investor that maintains a CMA(R) or CBA(R) account may arrange to have periodic investments of amounts of $100 or more ($1 or more for retirement accounts), made in a Fund through the CMA(R) or CBA(R) Automatic Investment Program from his or her CMA(R) or CBA(R) account or from certain related accounts.

Automatic Dividend Reinvestment Plan

  Unless specific instructions are given as to the method of payment, dividends will be automatically reinvested in additional full and fractional shares of the Funds. Such reinvestment will be at the net asset value of shares of a Fund as of the close of business on the NYSE on the monthly payment date for such dividends.

  Shareholders may, at any time, by written notification to Merrill Lynch if the shareholder's account is maintained with Merrill Lynch, or by written notification or by telephone (1-800-MER-FUND) to the Transfer Agent, if the shareholder's account is maintained with the Transfer Agent, elect to have subsequent dividends paid in cash, rather than reinvested, in which event payment will be mailed on or about the payment date (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will be automatically reinvested in additional shares). Cash payments can also be directly deposited to the shareholder's bank account. Commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. A Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend or redemption checks.

Systematic Withdrawal Plan

  A shareholder may elect to receive systematic withdrawals from his or her Investment Account of Class A or Class D shares by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders that have acquired shares of a Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

  At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and the class of shares to be redeemed. With respect to shareholders who hold accounts directly at the Transfer Agent, redemptions will be made at net asset value as determined 15 minutes after the close of business on the NYSE (generally, 4:00 p.m., Eastern time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the close of business on the following business day. The check for the withdrawal payment will be made, on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in shares of the Funds. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by the shareholder, a Fund, the Transfer Agent or the Distributor.

  Withdrawal payments should not be considered as dividends. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. A Fund will not knowingly accept purchase orders for shares of the Fund from investors that maintain a Systematic Withdrawal Plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Automatic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

  Alternatively, a shareholder whose shares are held within a CMA(R), CBA(R) Account or Retirement Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R) or CBA(R) Systematic Redemption Program. The minimum fixed dollar amount redeemable is $50. The proceeds of systematic redemptions will be posted to the shareholder's account three business days after the date the shares are redeemed. All redemptions are made at net asset value. A shareholder may elect to have his or her shares redeemed on the first, second, third or fourth Monday of each month, in the case of monthly redemptions, or of every other month, in the case of bimonthly redemptions. For quarterly, semiannual or annual redemptions, the shareholder may select the month in which the shares are to be redeemed and may designate whether the redemption is to be made on the first, second, third, or fourth Monday of the month. If the Monday selected is not a business day, the redemption will be processed at net asset value on the next business day. The CMA(R) or CBA(R) Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automated Investment Program. For more information on the CMA(R) or CBA(R) Systematic Redemption Program, eligible shareholders should contact their Merill Lynch Financial Consultant.

  Capital gains and ordinary income received in each of the retirement plans referred to above are exempt from Federal taxation until distributed from the plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

                           DIVIDENDS AND TAXES

Dividends

  It is the Corporation's intention to distribute all of its net investment income, if any. Dividends from such net investment income are paid at least annually with respect to each of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund. Dividends with respect to the Aggregate Bond Index Fund are declared daily and paid monthly. All net realized capital gains, if any, are distributed to Fund shareholders at least annually. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages or its ordinary income and capital gains be distributed during the taxable year. See "Shareholder Services--Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends and distributions may be reinvested automatically in shares of the Funds. Shareholders may elect in writing to receive any such dividends in cash.

Taxes

  The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund so qualifies, a Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. In order to qualify, the Fund generally must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities, or other income (including but not limited to gains from options or futures) derived with respect to its business of investing in such stock or securities; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (iv) at the end of each fiscal quarter have no more than 25% of its assets invested in the securities (other than those of the government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

  Dividends paid by a Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from a Fund's net realized capital gains (including long-term gains from certain transactions in futures and options) ("capital gain dividends") are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares. The maximum capital gains rate for individuals is 20%. Not later than 60 days after the close of its taxable year, the Funds will provide shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

  Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund. A portion of the ordinary income dividends paid by the S&P 500 Index Fund and Small Cap Index Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, the Funds will allocate dividends eligible for the dividends received deduction between the Class A and Class D shareholders according to a method that is based upon the gross income that is allocable to the Class A and Class D shareholders during the taxable year, or such other method as the Internal Revenue Service may prescribe. Dividends paid by the Aggregate Bond Index Fund and the International Index Fund will not be eligible for the dividends received deduction. If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

  Redemptions and exchanges of a Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Fund shares held for six months or less, which is not disallowed, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

  Ordinary income dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under the applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  Dividends and interest received by the International Index Fund and the Aggregate Bond Index Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the International Index Fund may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. The International Index Fund expects to be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain limitations, restrictions, and holding period requirements use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporation shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The International Index Fund will report annually to its shareholders the amount per share of such withholding taxes. For this purpose, the Fund will allocate foreign taxes and foreign source income among the Class A and Class D shareholders according to a method similar to that described above for the allocation of dividends eligible for the dividends received deduction.

  The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar basis, and 98% of its capital gains, determined in general, on an October 31 year end, plus certain undistributed amounts from previous years. For purposes of determining its distribution requirements, each Fund will account for its share of items of income, gain, loss and deductions of the Series as they are taken into account by the Series. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

  Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Corporation or who, to the Corporation's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Tax Treatment of Options and Futures Transactions

  Each Fund may purchase or sell options and futures. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or futures contract will be treated as sold for its fair market value on the last day of the taxable year.

In general, unless such contract is a forward foreign exchange contract, or is a non-equity or a regulated futures contract for a non-U.S. currency for which the Fund elects to have gain or loss treated as ordinary gain or loss under Code Section 988 (as described below), gain or loss from Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss.

  Code Section 1259 will require the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g., debt instruments and stocks). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

  Code Section 1092, which applies to certain "straddles," may affect the taxation of each Fund's transactions in options and futures contracts. Under
Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures. Similarly, Code Section 1091, which deals with "wash sales," may cause a Fund to postpone recognition of certain losses for tax purposes; and Code Section 1258, which deals with "conversion transactions," may apply to recharacterize certain capital gains as ordinary income for tax purposes.

Special Rules for Certain Foreign Currency Transactions

  In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether a Series qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, foreign currency futures and forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to a Series.

  Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the United States dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, a Series may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares.

The Series

  The Trust and each Fund have received a private letter ruling from the Internal Revenue Service ("IRS"), in which the IRS ruled that each Series is classified as a partnership for tax purposes and, based upon that ruling, that each Fund will be entitled to look to the underlying assets of the Series in which it has invested for purposes of satisfying the diversification requirements and other requirements of the Code applicable to RICs. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act) and the Trust is unable to obtain a revised private letter ruling from the IRS indicating that each Series will continue to be classified as a partnership, then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Funds. One possible course of action would be to withdraw the Funds' investments from the Series and to retain an investment adviser to manage the Funds' assets in accordance with the investment policies applicable to the respective Fund. See "Investment Objectives and Policies."

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment in a Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

  Dividends and gain on the sale or exchange of shares in a Fund may also be subject to state and local taxes.

  Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.

                               PERFORMANCE DATA

  From time to time a Fund may include its average annual total return and other total return data, as well as yield, in advertisements or information furnished to present or prospective shareholders. Total return and yield figures are based on a Fund's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined separately for Class A and Class D shares of each Fund in accordance with a formula specified by the Commission.

  Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

  Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted below. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted.

  Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. A Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by
(b) the average number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period.

  A Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and investor's shares, when redeemed, may be worth more or less than their original cost.

  Each Fund will generally compare its performance to the index it attempts to replicate. A Fund may also compare its performance to data contained in publications such as Lipper Analytical Services, Inc., or performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News and World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine or other industry publications. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performances of the Fund and the index, such as standard deviation and beta. From time to time, a Fund may include the Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered indicative of a Fund's relative performance for any future period.

  Set forth below is total return and yield information for Class A and Class D shares of the Funds for the periods indicated.

                                                   S&P 500 Index Fund
                                   Class A Shares                      Class D Shares
                         ----------------------------------- -----------------------------------
                           Expressed as    Redeemable Value    Expressed as    Redeemable Value
                           a percentage    of a hypothetical   a percentage    of a hypothetical
                            based on a     $1,000 investment    based on a     $1,000 investment
                           hypothetical     at the end of      hypothetical      at the end of
         Period          $1,000 investment    the period     $1,000 investment    the period
         ------          ----------------- ----------------- ----------------- -----------------
                                               Average Annual Total Return
One Year Ended December
 31, 1998...............      28.24%           $1,282.40          27.95%           $1,279.50
Inception (April 3,
 1997) to December 31,
 1998...................      34.50%           $1,677.40          34.17%           $1,670.20
                                                   Annual Total Return
Year Ended December 31,
 1998...................      28.24%           $1,282.40          27.95%           $1,279.50
Inception (April 3,
 1997) to December 31,
 1997...................      30.80%           $1,308.00          30.53%           $1,305.30
                                                 Aggregate Total Return
Inception (April 3,
 1997) to December 31,
 1998...................      67.74%           $1,677.40          67.02%           $1,670.20
                                                  Small Cap Index Fund
                                   Class A Shares                      Class D Shares
                         ----------------------------------- -----------------------------------
                           Expressed as    Redeemable Value    Expressed as    Redeemable Value
                           a percentage    of a hypothetical   a percentage    of a hypothetical
                            based on a     $1,000 investment    based on a     $1,000 investment
                           hypothetical      at the end of     hypothetical     at the end of
         Period          $1,000 investment    the period     $1,000 investment    the period
         ------          ----------------- ----------------- ----------------- -----------------
                                               Average Annual Total Return
One Year ended December
 31, 1998...............      (3.14)%          $  968.60          (3.41)%          $  965.90
Inception (April 9,
 1997) to December 31,
 1998...................      12.74 %          $1,230.40          12.47 %          $1,225.30
                                                   Annual Total Return
Year Ended December 31,
 1998...................      (3.14)%          $  968.60          (3.14)%          $  965.90
Inception (April 9,
 1997) to December 31,
 1997...................      27.04 %          $1,270.40          26.87 %          $1,268.70
                                                 Aggregate Total Return
Inception (April 9,
 1997) to December 31,
 1998...................      23.04 %          $1,230.40          22.53 %          $1,225.30

                                                Aggregate Bond Index Fund
                                   Class A Shares                      Class D Shares
                         ----------------------------------- -----------------------------------
                           Expressed as    Redeemable Value    Expressed as    Redeemable Value
                           a percentage    of a hypothetical   a percentage    of a hypothetical
                            based on a     $1,000 investment    based on a     $1,000 investment
                           hypothetical     at the end of      hypothetical      at the end of
         Period          $1,000 investment    the period     $1,000 investment    the period
         ------          ----------------- ----------------- ----------------- -----------------
                                               Average Annual Total Return
One Year Ended December
 31, 1998...............       8.56%           $1,085.60           8.29%           $1,082.90
Inception (April 3,
 1997) to December 31,
 1998...................      10.41%           $1,188.70          10.14%           $1,183.50
                                                   Annual Total Return
Year Ended December 31,
 1998...................       8.56%           $1,085.60           8.29%           $1,082.90
Inception (April 3,
 1997) to December 31,
 1997...................       9.49%           $1,094.90           9.29%           $1,092.90
                                                 Aggregate Total Return
Inception (April 3,
 1997) to
 December 31, 1998......      18.87%           $1,188.70          18.35%           $1,183.50
                                                          Yield
30 days ending December
 31, 1998...............       5.29%                 --            5.05%                 --
                                                International Index Fund
                                   Class A Shares                      Class D Shares
                         ----------------------------------- -----------------------------------
                           Expressed as    Redeemable Value    Expressed as    Redeemable Value
                           a percentage    of a hypothetical   a percentage    of a hypothetical
                            based on a     $1,000 investment    based on a     $1,000 investment
                           hypothetical     at the end of      hypothetical     at the end of
         Period          $1,000 investment    the period     $1,000 investment    the period
         ------          ----------------- ----------------- ----------------- -----------------
                                               Average Annual Total Return
One Year Ended December
 31, 1998...............      25.65%           $1,256.50          25.40%           $1,254.00
Inception (April 9,
 1997) to
 December 31, 1998 .....      19.60%           $1,362.70          19.32%           $1,357.10
                                                   Annual Total Return
Year Ended December 31,
 1998...................      25.65%           $1,256.50          25.40%           $1,254.00
Inception (April 9,
 1997) to
 December 31, 1997 .....       8.45%           $1,084.50           8.22%           $1,082.20
                                                 Aggregate Total Return
Inception (April 9,
 1997) to
 December 31, 1998 .....      36.27%           $1,362.70          35.71%           $1,357.10

                              GENERAL INFORMATION

Description of Shares

  The Corporation is a Maryland corporation incorporated on October 25, 1996. It has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.0001 per share, divided into 125,000,000 shares each of Class A and Class D shares for each of the four Funds: S&P 500 Index Fund, Small Cap Index Fund, Aggregate Bond Index Fund and International Index Fund. Class A and Class D shares of a Fund represent interests in the same assets of the Series and are identical in all respects except that the Class D shares bear certain expenses related to the account maintenance associated with such shares. Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures.

  Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Directors (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. All shares of each Fund have equal voting rights, except that each Fund has exclusive voting rights to matters affecting only such Fund, and except that as noted above, Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that, as noted above, Class D shares bear certain additional expenses. Shares issued are fully-paid and non-assessable by the Fund. Voting rights for Directors are not cumulative.

  Stock certificates are issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case.

  The Trust consists of four Series, and is organized as a Delaware business trust. Whenever a Fund is requested to vote on a fundamental policy of a Series, the Corporation will hold a meeting of the investing Fund's shareholders and will cast its vote as instructed by such Fund's shareholders.

Independent Auditors

  Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540 has been selected as the independent auditors of the Corporation and the Trust. The independent auditors are responsible for auditing the annual financial statements of the Funds.

Custodian

  Merrill Lynch Trust Company, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, acts as custodian of the assets of S&P 500 Index Series, Small Cap Index Series and Aggregate Bond Index Series. State Street Bank and Trust Company ("State Street"), One Heritage Drive P2N, North Quincy, Massachusetts 02171, acts as the custodian of the assets of International Index Series. Under its contract with the Trust, State Street is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the International Index Series to be held in its offices outside the United States and with certain foreign banks and securities depositories. Each custodian is responsible for safeguarding and controlling cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on investments.

Transfer Agent

  Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Transfer Agent of the Corporation. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

Legal Counsel

  Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, New York 10022, is counsel for the Corporation and the Trust.

Reports to Shareholders

  The fiscal year of the Funds ends on December 31 of each year. The Corporation sends to its shareholders at least quarterly reports showing the Funds' portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

Shareholder Inquiries

  Shareholder inquiries may be addressed to the Funds at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

  The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act of 1940, to which reference is hereby made.

  To the knowledge of the Corporation, the following persons or entities owned beneficially 5% or more of any class of a Fund's shares as of April 1, 1999:

     Fund                                      Name/Address
     ----                                -------------------------
     Merrill Lynch International Index   Ronald I. Shaw
     Class D                             PO Box 455
     5.1% of Class                       Richmond, MA 01254
     Merrill Lynch Aggregate Bond Index  Piedmont Liability Trust
     Class D                             2568 Ivy #3
     12.1% of Class                      Charlottesville, VA 22903

                             FINANCIAL STATEMENTS

  The Funds' and Series' audited financial statements are incorporated in this Statement of Additional Information by reference to their 1998 annual reports to shareholders. You may request a copy of the annual reports at no charge by calling (800) 456-4587 Ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                                   APPENDIX

                      RATINGS OF FIXED INCOME SECURITIES

Description of Moody's Investors Service Inc.'s ("Moody's") Corporate Ratings

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations;
    i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note. Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier I indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Moody's Commercial Paper Ratings

  The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

  Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  -- Leading market positions in well established industries

  -- High rates of return on funds employed

  -- Conservative capitalization structures with moderate reliance on debt and ample asset protection

  -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation

  -- Well established access to a range of financial markets and assured sources of alternate liquidity

  Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

  Issuers rated Not Prime do not fall within any of the Prime rating categories.

  If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

Description of Moody's Preferred Stock Ratings

  Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

  Preferred stock rating symbols and their definitions are as follows:

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's ("Standard & Poor's") Corporate Debt Ratings

  A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other reasons.

  The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and
(3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's.
    Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

    Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

  Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

* Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

  Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Description of Standard & Poor's Commercial Paper Ratings

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-l This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong.
    However, the relative degree of safety is not as high as for issues designated "A-l."

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

  The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Description of Standard & Poor's Preferred Stock Ratings

  A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

  The preferred stock ratings are based on the following considerations:

    I. Likelihood of payment -- capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

    II.  Nature of, and provisions of, the issue.

    III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB, Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as B, predominantly B, speculative with respect to the issuer's capacity to CCC pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C   A preferred stock rated "C" is a non-paying issue.

D A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

  NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

  Plus (+) or minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard Poor's earnings and dividend rankings for common stocks.

  The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

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



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



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





Code # 19004-0499

                           PART C. OTHER INFORMATION

Item 23. Exhibits.

 Exhibit
 Number                                Description
 -------                               -----------
   1(a)  --Articles of Incorporation of Registrant.(1)
   1(b)  --Articles of Amendment.(2)
   2     --By-Laws of Registrant.(1)
   3     --Instrument Defining Rights of Shareholders. Incorporated by
           reference to Exhibits 1 and 2 above.(3)
   4     --Not Applicable.
   5     --Distribution Agreement between Registrant and Merrill Lynch Funds
           Distributor, Inc.(3)
   6     --None.
   7(a)  --Form of Custody Agreement between Registrant and Merrill Lynch Trust
           Company.(3)
   7(b)  --Form of Custody Agreement between Registrant and State Street Bank and Trust Company.(3)
   8(a)  --Form of Administration Agreement between Registrant and Merrill
           Lynch Asset Management, L.P.(3)
    (b)  --Form of Transfer Agency, Dividend Disbursing Agency and Shareholder
           Servicing Agency Agreement between Registrant and Merrill Lynch
           Financial Data Services, Inc.(3)
    (c)  --License Agreement relating to Use of Name between Merrill Lynch &
           Co., Inc. and Registrant.(3)
   9     --Opinion and consent of Shereff, Friedman, Hoffman & Goodman, LLP, counsel for Registrant.(3)
  10(a)  --Consent of Deloitte & Touche LLP, independent auditors for the
           Registrant.
  10(b)  --Consent of Swidler Berlin Shereff Friedman, LLP, counsel for
           Registrant.
  11     --None.
  12     --Certificate of Merrill Lynch Asset Management.(3)
  13     --Account Maintenance Plan of the Registrant and Plan Sub-
           Agreement.(3)
  14(a)  --Financial Data Schedule for Class A shares of S&P 500 Index Fund.
  14(b)  --Financial Data Schedule for Class D shares of S&P 500 Index Fund.
  14(c)  --Financial Data Schedule for Class A shares of Small Cap Index Fund.
  14(d)  --Financial Data Schedule for Class D shares of Small Cap Index Fund.
  14(e)  --Financial Data Schedule for Class A shares of Aggregate Bond Index
           Fund.
  14(f)  --Financial Data Schedule for Class D shares of Aggregate Bond Index
           Fund.
  14(g)  --Financial Data Schedule for Class A shares of International Index
           Fund.
  14(h)  --Financial Data Schedule for Class D shares of International Index
           Fund.
  14(i)  --Financial Data Schedule for S&P 500 Index Series.
  14(j)  --Financial Data Schedule for Small Cap Index Series.
  14(k)  --Financial Data Schedule for Aggregate Bond Index Series.
  14(l)  --Financial Data Schedule for International Index Series.
  15(a)  --Rule 18f-3 Plan.
  15(b)  --Power of Attorneys for Officers, Directors and Trustees.(3)
  15(c)  --Power of Attorneys for Donald C. Burke.(4)

----------
(1) Incorporated by reference to identically numbered Exhibit to Registrant's initial Registration Statement on Form N-1A (File No. 333-15265).
(2) Incorporated by reference to identically numbered Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-15265).
(3) Incorporated by reference to the corresponding exhibit number in Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-15265) as set forth below:

          Incorporated by
 Exhibit    Reference to
 Number    Exhibit Number
 -------  ---------------
     3            4
     5            6
     7(a)         8(a)
     7(b)         8(b)

          Incorporated by
 Exhibit    Reference to
 Number    Exhibit Number
 -------  ---------------
     8(a)         9(a)
     8(b)         9(b)
     8(c)         9(c)
     9           10

          Incorporated by
 Exhibit    Reference to
 Number    Exhibit Number
 -------  ---------------
    12           13
    13           15
    15(b)        17(b)

(4) Incorporated by reference to the corresponding exhibit number in Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-15265).

Item 24. Persons Controlled by or under Common Control with Registrant.

  Registrant is not controlled by or under common control with any person.

Item 25. Indemnification.

  Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws (the "By-Laws"), Section 9 of the Distribution Agreement and Section 2-418 of the Maryland General Corporation Law.

  Article VI of the By-Laws provides that each officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or Director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or Director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

  Each officer and Director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

  The Registrant may purchase insurance on behalf of an officer or Director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or Director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or Director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

  The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

  The Registrant has purchased an insurance policy insuring its officers and Directors against liabilities, and certain costs of defending claims against such officers and Directors, to the extent such officers and Directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

  Article IV of the Administration Agreement between Registrant and Merrill Lynch Asset Management, Inc. (now called Merrill Lynch Asset Management, L.P.) ("MLAM") (Exhibit 8(a) to Registrant's Registration Statement on Form N-1A) limits the liability of MLAM to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations.

  In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

  Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

  Merrill Lynch Asset Management, L.P. (the "Investment Adviser" or "MLAM") also acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as a sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

  Fund Asset Management, L.P. ("FAM"), an affiliate of MLAM, acts as the investment adviser for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Funds, Inc., MuniEnhanced Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings

California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

  The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor ("MLFD"), a division of Princeton Funds Distributor, Inc. is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the Fund's transfer agent Financial Data Services, Inc. ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

  Set forth below is a list of each executive officer and Director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since December 31, 1996 for his or her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Burke is Vice President and Treasurer and Mr. Glenn is President of all or substantially all of the investment companies advised by the Manager or FAM and Mr. Glenn is a director of substantially all of such companies. Messrs. Giordano and Monagle are directors or officers of one or more of such companies.

  Officers and partners of MLAM are set forth as follows:

                            Position with the          Other Substantial Business,
Name                        Investment Adviser      Profession, Vocation or Employment
----                        ------------------      ----------------------------------
ML & Co................. Limited Partner          Financial Services Holding Company;
                                                   Limited Partner of FAM

Merrill Lynch
 Investment............. Limited Partner          Investment Advisory Management, Inc.

Princeton Services...... General Partner          General Partner of FAM

Jeffrey M. Peek......... President                President of FAM; President and
                                                   Director of Princeton Services;
                                                   Executive Vice President of ML & Co.

Terry K. Glenn.......... Executive Vice President Executive Vice President of FAM;
                                                   Executive Vice President and Director
                                                   of Princeton Services; President and
                                                   Director of Princeton Funds
                                                   Distributor, Inc.; Director of FDS;
                                                   President of Princeton Administrators


                                Position with the             Other Substantial Business,
Name                            Investment Adviser         Profession, Vocation or Employment
----                            ------------------         ----------------------------------
Donald C. Burke.........  Senior Vice President,         Senior Vice President and Treasurer of
                           Treasurer and Director         FAM; Senior Vice President and
                           of Taxation                    Treasurer of Princeton Services; Vice
                                                          President of Princeton Funds
                                                          Distributor, Inc.; First Vice
                                                          President of MLAM from 1997 to 1999;
                                                          Vice President of MLAM from 1990 to
                                                          1997

Michael G. Clark........  Senior Vice President          Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services;
                                                          Director and Treasurer of Princeton
                                                          Funds Distributor, Inc.; First Vice
                                                          President of MLAM from 1997 to 1999;
                                                          Vice President of MLAM from 1996 to
                                                          1997

Mark A. Desario.........  Senior Vice President          Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Linda L. Federeci.......  Senior Vice President          Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Vincent R. Giordano.....  Senior Vice President          Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Michael J. Hennewinkel..  Senior Vice President,         Senior Vice President of FAM, General
                           General Counsel and Secretary  Counsel and Secretary of FAM; Senior
                                                          Vice President of Princeton Services

Philip L. Kirstein......  Senior Vice President          Senior Vice President of FAM; Senior
                                                          Vice President, General Counsel,
                                                          Director and Secretary of Princeton
                                                          Services.

Ronald M. Kloss.........  Senior Vice President          Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Debra Landsman-Yaros....  Senior Vice President          Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services;
                                                          Vice President of Princeton Funds
                                                          Distributor, Inc.

Stephen M.M. Miller.....  Senior Vice President          Executive Vice President of Princeton
                                                          Administrators, L.P.; Senior Vice
                                                          President of Princeton Services

Joseph T. Monagle, Jr...  Senior Vice President          Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Brian A. Murdock........  Senior Vice President          Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Gregory D. Upah.........  Senior Vice President          Senior Vice President of FAM; Senior
                                                          Vice President of Princeton Services

Item 27. Principal Underwriters.

  (a) MLFD, a division of Princeton Funds Distributor, Inc., acts as the principal underwriter for the Registrant, placement agent for Merrill Lynch Index Trust and as principal underwriter for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc. MLFD also acts as principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. A separate division of Princeton Funds Distributor, Inc. acts as the principal underwriter of a number of other investment companies.

  (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                     (2)                       (3)
 (1)                        Positions and Offices     Positions and Offices
Name                         with the Distributor        with Registrant
----                        ---------------------     ---------------------
Terry K. Glenn............. President and Director President and Director
Michael G. Clark........... Director and Treasurer None
Thomas J. Verage........... Director               None
Robert W. Crook............ Senior Vice President  None
Michael J. Brady........... Vice President         None
William M. Breen........... Vice President         None
James T. Fatseas........... Vice President         None
Debra W. Landsman-Yaros.... Vice President         None
Michelle T. Lau............ Vice President         None
Donald C. Burke............ Vice President         Treasurer and Vice President
Salvatore Venezia.......... Vice President         None
William Wasel.............. Vice President         None
Robert Harris.............. Secretary              None

  (c) Not Applicable.

Item 28. Location of Accounts and Records.

  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 29. Management Services.

  Other than as set forth under the caption "Management of the Fund--Merrill Lynch Asset Management" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any management-related service contract.

Item 30. Undertakings.

  None.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 28th day of April, 1999.

                                         Merrill Lynch Index Funds, Inc.
                                                      (Registrant)

                                                  /s/ Terry K. Glenn
                                         By: __________________________________
                                                (Terry K. Glenn, President)

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

          /s/ Terry K. Glenn           President and Director       April 28, 1999
______________________________________  (Principal Executive
           (Terry K. Glenn)             Officer)

                  *                    Treasurer (Principal
______________________________________  Financial Accounting
          (Donald C. Burke)             Officer) and Director

                  *                    Director
______________________________________
         (Jack B. Sunderland)

                  *                    Director
______________________________________
        (Stephen B. Swensrud)

                  *                    Director
______________________________________
         (J. Thomas Touchton)

*This amendment has been signed by
 each of the persons so indicated by
 the undersigned      as Attorney-in-
 Fact.

          /s/ Terry K. Glenn                                        April 28, 1999
*By: _________________________________
  (Terry K. Glenn, Attorney-in-Fact)

                                  SIGNATURES

  Merrill Lynch Index Trust has duly caused this Post-Effective Amendment to the Registration Statement of Merrill Lynch Index Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 28th day of April, 1999.

                                         Merrill Lynch Index Trust

                                                  /s/ Terry K. Glenn
                                         By: __________________________________
                                                (Terry K. Glenn, President)

  The Post-Effective Amendment to the Registration Statement of Merrill Lynch Index Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

          /s/ Terry K. Glenn           President and Trustee        April 28, 1999
______________________________________  (Principal Executive
           (Terry K. Glenn)             Officer)

                  *                    Treasurer (Principal
______________________________________  Financial Accounting
          (Donald C. Burke)             Officer) and Trustee

                  *                    Trustee
______________________________________
         (Jack B. Sunderland)

                  *                    Trustee
______________________________________
        (Stephen B. Swensrud)

                  *                    Trustee
______________________________________
         (J. Thomas Touchton)

  *This amendment has been signed by
  each of the persons so indicated by
 the undersigned as Attorney-in-Fact.

          /s/ Terry K. Glenn                                        April 28, 1999
*By: _________________________________
  (Terry K. Glenn, Attorney-in-Fact)

                                 EXHIBIT INDEX

 Exhibits                              Description
 --------                              -----------
  10(a)   --Consent of Deloitte & Touche, LLP, independent auditors for the
            Registrant
  10(b)   --Consent of Swidler Berlin Shereff Friedman LLP, counsel for
           Registrant
  14(a)   --Financial Data Schedule for Class A shares of S&P 500 Index Fund
  14(b)   --Financial Data Schedule for Class D shares of S&P 500 Index Fund
  14(c)   --Financial Data Schedule for Class A shares of Small Cap Index Fund
  14(d)   --Financial Data Schedule for Class D shares of Small Cap Index Fund
  14(e)   --Financial Data Schedule for Class A shares of Aggregate Bond Index
            Fund
  14(f)   --Financial Data Schedule for Class D shares of Aggregate Bond Index
            Fund
  14(g)   --Financial Data Schedule for Class A shares of International Index
            Fund
  14(h)   --Financial Data Schedule for Class D shares of International Index
            Fund
  14(i)   --Financial Data Schedule for S&P 500 Index Series
  14(j)   --Financial Data Schedule for Small Cap Index Series
  14(k)   --Financial Data Schedule for Aggregate Bond Index Series
  14(l)   --Financial Data Schedule for International Index Series
  15(a)   --Rule 18f-3 Plan